Real Estate And Accumulated Depreciation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011
Real Estate and Accumulated Depreciation [Line Items]
Number of Buildings	409
Encumbrances	$ 311,281	[1]
Gross Amount Carried at 12/31/2011, Land	647,552
Gross Amount Carried at 12/31/2011, Building & Improvements	2,513,510	[2]
Gross Amount Carried at 12/31/2011, Total Costs	3,161,063	[3],[4]
Accumulated Depreciation	(589,314)	[4]
Acquisition start date	2/5/2005
Acquisition end date	5/13/2005
Newpoint I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Newpoint I
Number of Buildings	1
Initial Cost to Company, Land	2,143
Initial Cost to Company, Building & Improvements	12,908	[2]
Initial Cost to Company, Total Costs	15,051
Costs Capitalized Subsequent to Acquisition	(446)	[5]
Gross Amount Carried at 12/31/2011, Land	2,088
Gross Amount Carried at 12/31/2011, Building & Improvements	12,517	[2]
Gross Amount Carried at 12/31/2011, Total Costs	14,605	[3],[4]
Accumulated Depreciation	(3,264)	[4]
Acquisition Date	03/31/04
Year Built	1997
Eagles Landing [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Eagles Landing
Number of Buildings	1
Initial Cost to Company, Land	2,595
Initial Cost to Company, Building & Improvements	13,475	[2]
Initial Cost to Company, Total Costs	16,070
Costs Capitalized Subsequent to Acquisition	(999)	[5]
Gross Amount Carried at 12/31/2011, Land	2,595
Gross Amount Carried at 12/31/2011, Building & Improvements	12,476	[2]
Gross Amount Carried at 12/31/2011, Total Costs	15,071	[3],[4]
Accumulated Depreciation	(3,695)	[4]
Acquisition Date	06/08/04
Year Built	2003
Southcreek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Southcreek
Number of Buildings	4
Initial Cost to Company, Land	7,843
Initial Cost to Company, Building & Improvements	45,385	[2]
Initial Cost to Company, Total Costs	53,228
Costs Capitalized Subsequent to Acquisition	6,929
Gross Amount Carried at 12/31/2011, Land	8,342
Gross Amount Carried at 12/31/2011, Building & Improvements	51,815	[2]
Gross Amount Carried at 12/31/2011, Total Costs	60,157	[3],[4]
Accumulated Depreciation	(13,961)	[4]
Acquisition Date	6/8/2004-2/13/2009
Acquisition start date	6/8/2004
Acquisition end date	2/13/2009
Year Built	1999-2006
Year Built, start date	1999
Year Built, end date	2006
Breckinridge Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Breckinridge Industrial
Number of Buildings	2
Initial Cost to Company, Land	1,950
Initial Cost to Company, Building & Improvements	10,159	[2]
Initial Cost to Company, Total Costs	12,109
Costs Capitalized Subsequent to Acquisition	(902)	[5]
Gross Amount Carried at 12/31/2011, Land	1,950
Gross Amount Carried at 12/31/2011, Building & Improvements	9,257	[2]
Gross Amount Carried at 12/31/2011, Total Costs	11,207	[3],[4]
Accumulated Depreciation	(2,016)	[4]
Acquisition Date	10/01/04
Year Built	2000
Westgate Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Westgate Industrial
Number of Buildings	1
Initial Cost to Company, Land	2,140
Initial Cost to Company, Building & Improvements	4,801	[2]
Initial Cost to Company, Total Costs	6,941
Costs Capitalized Subsequent to Acquisition	1,434
Gross Amount Carried at 12/31/2011, Land	2,140
Gross Amount Carried at 12/31/2011, Building & Improvements	6,235	[2]
Gross Amount Carried at 12/31/2011, Total Costs	8,375	[3],[4]
Accumulated Depreciation	(1,185)	[4]
Acquisition Date	10/01/04
Year Built	1988
Westpark Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Westpark Industrial
Number of Buildings	2
Initial Cost to Company, Land	2,176
Initial Cost to Company, Building & Improvements	6,719	[2]
Initial Cost to Company, Total Costs	8,895
Costs Capitalized Subsequent to Acquisition	1,117
Gross Amount Carried at 12/31/2011, Land	2,176
Gross Amount Carried at 12/31/2011, Building & Improvements	7,836	[2]
Gross Amount Carried at 12/31/2011, Total Costs	10,012	[3],[4]
Accumulated Depreciation	(2,773)	[4]
Acquisition Date	10/01/04
Year Built	1981
Cobb Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Cobb Industrial
Number of Buildings	2
Initial Cost to Company, Land	1,120
Initial Cost to Company, Building & Improvements	5,249	[2]
Initial Cost to Company, Total Costs	6,369
Costs Capitalized Subsequent to Acquisition	391
Gross Amount Carried at 12/31/2011, Land	1,120
Gross Amount Carried at 12/31/2011, Building & Improvements	5,640	[2]
Gross Amount Carried at 12/31/2011, Total Costs	6,760	[3],[4]
Accumulated Depreciation	(1,868)	[4]
Acquisition Date	10/01/04
Year Built	1996
Cabot Parkway Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Cabot Parkway Industrial
Number of Buildings	1
Initial Cost to Company, Land	1,102
Initial Cost to Company, Building & Improvements	6,617	[2]
Initial Cost to Company, Total Costs	7,719
Costs Capitalized Subsequent to Acquisition	417
Gross Amount Carried at 12/31/2011, Land	1,103
Gross Amount Carried at 12/31/2011, Building & Improvements	7,033	[2]
Gross Amount Carried at 12/31/2011, Total Costs	8,136	[3],[4]
Accumulated Depreciation	(2,449)	[4]
Acquisition Date	10/01/04
Year Built	2000
Atlanta NE Portolio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Atlanta NE Portolio
Number of Buildings	1
Initial Cost to Company, Land	1,197
Initial Cost to Company, Building & Improvements	9,647	[2]
Initial Cost to Company, Total Costs	10,844
Costs Capitalized Subsequent to Acquisition	291
Gross Amount Carried at 12/31/2011, Land	1,197
Gross Amount Carried at 12/31/2011, Building & Improvements	9,938	[2]
Gross Amount Carried at 12/31/2011, Total Costs	11,135	[3],[4]
Accumulated Depreciation	(2,497)	[4]
Acquisition Date	11/05/04
Year Built	1987
Northmont Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Northmont Parkway
Number of Buildings	1
Initial Cost to Company, Land	1,029
Initial Cost to Company, Building & Improvements	2,103	[2]
Initial Cost to Company, Total Costs	3,132
Costs Capitalized Subsequent to Acquisition	(296)	[5]
Gross Amount Carried at 12/31/2011, Land	1,029
Gross Amount Carried at 12/31/2011, Building & Improvements	1,807	[2]
Gross Amount Carried at 12/31/2011, Total Costs	2,836	[3],[4]
Accumulated Depreciation	(713)	[4]
Acquisition Date	12/03/04
Year Built	2003
Fulton Industrial Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Fulton Industrial Boulevard
Number of Buildings	3
Initial Cost to Company, Land	1,850
Initial Cost to Company, Building & Improvements	13,480	[2]
Initial Cost to Company, Total Costs	15,330
Costs Capitalized Subsequent to Acquisition	1,297
Gross Amount Carried at 12/31/2011, Land	1,850
Gross Amount Carried at 12/31/2011, Building & Improvements	14,777	[2]
Gross Amount Carried at 12/31/2011, Total Costs	16,627	[3],[4]
Accumulated Depreciation	(4,492)	[4]
Acquisition Date	07/21/05
Year Built	1973-1996
Year Built, start date	1973
Year Built, end date	1996
Penney Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Penney Road
Number of Buildings	1
Initial Cost to Company, Land	401
Initial Cost to Company, Building & Improvements	4,145	[2]
Initial Cost to Company, Total Costs	4,546
Costs Capitalized Subsequent to Acquisition	167
Gross Amount Carried at 12/31/2011, Land	401
Gross Amount Carried at 12/31/2011, Building & Improvements	4,312	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,713	[3],[4]
Accumulated Depreciation	(933)	[4]
Acquisition Date	07/21/05
Year Built	2001
Southfield Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Southfield Parkway
Number of Buildings	1
Encumbrances	1,709	[1]
Initial Cost to Company, Land	523
Initial Cost to Company, Building & Improvements	3,808	[2]
Initial Cost to Company, Total Costs	4,331
Costs Capitalized Subsequent to Acquisition	(117)	[5]
Gross Amount Carried at 12/31/2011, Land	523
Gross Amount Carried at 12/31/2011, Building & Improvements	3,691	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,214	[3],[4]
Accumulated Depreciation	(834)	[4]
Acquisition Date	07/21/05
Year Built	1994
Livingston Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Livingston Court
Number of Buildings	2
Encumbrances	2,249	[1]
Initial Cost to Company, Land	919
Initial Cost to Company, Building & Improvements	6,878	[2]
Initial Cost to Company, Total Costs	7,797
Costs Capitalized Subsequent to Acquisition	(169)	[5]
Gross Amount Carried at 12/31/2011, Land	919
Gross Amount Carried at 12/31/2011, Building & Improvements	6,709	[2]
Gross Amount Carried at 12/31/2011, Total Costs	7,628	[3],[4]
Accumulated Depreciation	(2,017)	[4]
Acquisition Date	07/21/05
Year Built	1985
Peterson Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Peterson Place
Number of Buildings	4
Encumbrances	2,737	[1]
Initial Cost to Company, Land	596
Initial Cost to Company, Building & Improvements	6,900	[2]
Initial Cost to Company, Total Costs	7,496
Costs Capitalized Subsequent to Acquisition	122
Gross Amount Carried at 12/31/2011, Land	596
Gross Amount Carried at 12/31/2011, Building & Improvements	7,022	[2]
Gross Amount Carried at 12/31/2011, Total Costs	7,618	[3],[4]
Accumulated Depreciation	(2,083)	[4]
Acquisition Date	07/21/05
Year Built	1984
Oakbrook Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Oakbrook Parkway
Number of Buildings	5
Encumbrances	7,528	[1]
Initial Cost to Company, Land	1,823
Initial Cost to Company, Building & Improvements	17,185	[2]
Initial Cost to Company, Total Costs	19,008
Costs Capitalized Subsequent to Acquisition	1,724
Gross Amount Carried at 12/31/2011, Land	1,823
Gross Amount Carried at 12/31/2011, Building & Improvements	18,909	[2]
Gross Amount Carried at 12/31/2011, Total Costs	20,732	[3],[4]
Accumulated Depreciation	(5,533)	[4]
Acquisition Date	07/21/05
Year Built	1982
Regency Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Regency Parkway
Number of Buildings	7
Encumbrances	6,883	[1]
Initial Cost to Company, Land	1,521
Initial Cost to Company, Building & Improvements	16,084	[2]
Initial Cost to Company, Total Costs	17,605
Costs Capitalized Subsequent to Acquisition	1,795
Gross Amount Carried at 12/31/2011, Land	1,521
Gross Amount Carried at 12/31/2011, Building & Improvements	17,879	[2]
Gross Amount Carried at 12/31/2011, Total Costs	19,400	[3],[4]
Accumulated Depreciation	(5,199)	[4]
Acquisition Date	07/21/05
Year Built	1984-1989
Year Built, start date	1984
Year Built, end date	1989
Jimmy Carter Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Jimmy Carter Boulevard
Number of Buildings	2
Encumbrances	2,206	[1]
Initial Cost to Company, Land	488
Initial Cost to Company, Building & Improvements	5,159	[2]
Initial Cost to Company, Total Costs	5,647
Costs Capitalized Subsequent to Acquisition	904
Gross Amount Carried at 12/31/2011, Land	488
Gross Amount Carried at 12/31/2011, Building & Improvements	6,063	[2]
Gross Amount Carried at 12/31/2011, Total Costs	6,551	[3],[4]
Accumulated Depreciation	(1,974)	[4]
Acquisition Date	07/21/05
Year Built	1984
McGinnis Ferry [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	McGinnis Ferry
Number of Buildings	1
Initial Cost to Company, Land	700
Initial Cost to Company, Building & Improvements	6,855	[2]
Initial Cost to Company, Total Costs	7,555
Costs Capitalized Subsequent to Acquisition	1,534
Gross Amount Carried at 12/31/2011, Land	691
Gross Amount Carried at 12/31/2011, Building & Improvements	8,398	[2]
Gross Amount Carried at 12/31/2011, Total Costs	9,089	[3],[4]
Accumulated Depreciation	(1,153)	[4]
Acquisition Date	07/21/05
Year Built	1993
South Royal Atlanta Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	South Royal Atlanta Drive
Number of Buildings	1
Initial Cost to Company, Land	174
Initial Cost to Company, Building & Improvements	1,896	[2]
Initial Cost to Company, Total Costs	2,070
Costs Capitalized Subsequent to Acquisition	189
Gross Amount Carried at 12/31/2011, Land	174
Gross Amount Carried at 12/31/2011, Building & Improvements	2,085	[2]
Gross Amount Carried at 12/31/2011, Total Costs	2,259	[3],[4]
Accumulated Depreciation	(487)	[4]
Acquisition Date	07/21/05
Year Built	1986
Buford Development [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Buford Development
Number of Buildings	1
Initial Cost to Company, Land	1,370
Initial Cost to Company, Building & Improvements	7,151	[2]
Initial Cost to Company, Total Costs	8,521
Costs Capitalized Subsequent to Acquisition	1,848
Gross Amount Carried at 12/31/2011, Land	1,370
Gross Amount Carried at 12/31/2011, Building & Improvements	8,999	[2]
Gross Amount Carried at 12/31/2011, Total Costs	10,369	[3],[4]
Accumulated Depreciation	(1,455)	[4]
Acquisition Date	03/31/06
Year Built	2006
Northmont Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Northmont Parkway
Number of Buildings	4
Initial Cost to Company, Land	3,528
Initial Cost to Company, Building & Improvements	20,622	[2]
Initial Cost to Company, Total Costs	24,150
Costs Capitalized Subsequent to Acquisition	1,641
Gross Amount Carried at 12/31/2011, Land	3,528
Gross Amount Carried at 12/31/2011, Building & Improvements	22,263	[2]
Gross Amount Carried at 12/31/2011, Total Costs	25,791	[3],[4]
Accumulated Depreciation	(4,600)	[4]
Acquisition Date	06/09/06
Year Built	1998-2000
Year Built, start date	1998
Year Built, end date	2000
Evergreen Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Evergreen Boulevard
Number of Buildings	2
Initial Cost to Company, Land	3,123
Initial Cost to Company, Building & Improvements	14,265	[2]
Initial Cost to Company, Total Costs	17,388
Costs Capitalized Subsequent to Acquisition	(449)	[5]
Gross Amount Carried at 12/31/2011, Land	3,123
Gross Amount Carried at 12/31/2011, Building & Improvements	13,816	[2]
Gross Amount Carried at 12/31/2011, Total Costs	16,939	[3],[4]
Accumulated Depreciation	(2,689)	[4]
Acquisition Date	06/09/06
Year Built	1999
Greenwood Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Greenwood Parkway
Number of Buildings	1
Initial Cost to Company, Land	1,326
Initial Cost to Company, Building & Improvements	3,977	[2]
Initial Cost to Company, Total Costs	5,303
Costs Capitalized Subsequent to Acquisition	2,095
Gross Amount Carried at 12/31/2011, Land	1,461
Gross Amount Carried at 12/31/2011, Building & Improvements	5,937	[2]
Gross Amount Carried at 12/31/2011, Total Costs	7,398	[3],[4]
Accumulated Depreciation	(878)	[4]
Acquisition Date	03/14/07
Year Built	1995
Pleasantdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Pleasantdale
Number of Buildings	1
Initial Cost to Company, Land	790
Initial Cost to Company, Building & Improvements	1,503	[2]
Initial Cost to Company, Total Costs	2,293
Costs Capitalized Subsequent to Acquisition	146
Gross Amount Carried at 12/31/2011, Land	819
Gross Amount Carried at 12/31/2011, Building & Improvements	1,620	[2]
Gross Amount Carried at 12/31/2011, Total Costs	2,439	[3],[4]
Accumulated Depreciation	(66)	[4]
Acquisition Date	07/11/11
Year Built	1995
Delta Portfolio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Delta Portfolio
Number of Buildings	7
Encumbrances	24,480	[1]
Initial Cost to Company, Land	8,762
Initial Cost to Company, Building & Improvements	36,806	[2]
Initial Cost to Company, Total Costs	45,568
Costs Capitalized Subsequent to Acquisition	792
Gross Amount Carried at 12/31/2011, Land	8,699
Gross Amount Carried at 12/31/2011, Building & Improvements	37,661	[2]
Gross Amount Carried at 12/31/2011, Total Costs	46,360	[3],[4]
Accumulated Depreciation	(8,140)	[4]
Acquisition Date	04/12/05
Year Built	1986-1993
Year Built, start date	1986
Year Built, end date	1993
Charwood Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Charwood Road
Number of Buildings	1
Encumbrances	4,790	[1]
Initial Cost to Company, Land	1,960
Initial Cost to Company, Building & Improvements	10,261	[2]
Initial Cost to Company, Total Costs	12,221
Costs Capitalized Subsequent to Acquisition	447
Gross Amount Carried at 12/31/2011, Land	1,960
Gross Amount Carried at 12/31/2011, Building & Improvements	10,708	[2]
Gross Amount Carried at 12/31/2011, Total Costs	12,668	[3],[4]
Accumulated Depreciation	(2,394)	[4]
Acquisition Date	07/21/05
Year Built	1986
Greenwood Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Greenwood Place
Number of Buildings	2
Encumbrances	4,852	[1]
Initial Cost to Company, Land	2,566
Initial Cost to Company, Building & Improvements	12,918	[2]
Initial Cost to Company, Total Costs	15,484
Costs Capitalized Subsequent to Acquisition	640
Gross Amount Carried at 12/31/2011, Land	2,566
Gross Amount Carried at 12/31/2011, Building & Improvements	13,558	[2]
Gross Amount Carried at 12/31/2011, Total Costs	16,124	[3],[4]
Accumulated Depreciation	(2,911)	[4]
Acquisition Date	7/21/2005-6/9/2006
Acquisition start date	7/21/2005
Acquisition end date	6/9/2006
Year Built	1978-1984
Year Built, start date	1978
Year Built, end date	1984
Guilford Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Guilford Road	[6]
Number of Buildings	1	[6]
Initial Cost to Company, Land	1,879	[6]
Initial Cost to Company, Building & Improvements	6,650	[2],[6]
Initial Cost to Company, Total Costs	8,529	[6]
Costs Capitalized Subsequent to Acquisition	1,331	[6]
Gross Amount Carried at 12/31/2011, Land	1,879	[6]
Gross Amount Carried at 12/31/2011, Building & Improvements	7,981	[2],[6]
Gross Amount Carried at 12/31/2011, Total Costs	9,860	[3],[4],[6]
Accumulated Depreciation	(2,016)	[4],[6]
Acquisition Date	06/09/06	[6]
Year Built	1989	[6]
Bollman Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Bollman Place
Number of Buildings	1
Initial Cost to Company, Land	1,654
Initial Cost to Company, Building & Improvements	6,202	[2]
Initial Cost to Company, Total Costs	7,856
Costs Capitalized Subsequent to Acquisition	265
Gross Amount Carried at 12/31/2011, Land	1,654
Gross Amount Carried at 12/31/2011, Building & Improvements	6,467	[2]
Gross Amount Carried at 12/31/2011, Total Costs	8,121	[3],[4]
Accumulated Depreciation	(1,164)	[4]
Acquisition Date	06/09/06
Year Built	1986
Dulles [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Dulles
Number of Buildings	4
Initial Cost to Company, Land	8,431
Initial Cost to Company, Building & Improvements	21,517	[2]
Initial Cost to Company, Total Costs	29,948
Costs Capitalized Subsequent to Acquisition	1,890
Gross Amount Carried at 12/31/2011, Land	8,431
Gross Amount Carried at 12/31/2011, Building & Improvements	23,407	[2]
Gross Amount Carried at 12/31/2011, Total Costs	31,838	[3],[4]
Accumulated Depreciation	(2,956)	[4]
Acquisition Date	08/04/06
Year Built	2007
Beckley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Beckley
Number of Buildings	1
Initial Cost to Company, Land	3,002
Initial Cost to Company, Building & Improvements	10,700	[2]
Initial Cost to Company, Total Costs	13,702
Costs Capitalized Subsequent to Acquisition	143
Gross Amount Carried at 12/31/2011, Land	3,002
Gross Amount Carried at 12/31/2011, Building & Improvements	10,843	[2]
Gross Amount Carried at 12/31/2011, Total Costs	13,845	[3],[4]
Accumulated Depreciation	(1,195)	[4]
Acquisition Date	09/10/10
Year Built	1992
Route 22 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Route 22
Number of Buildings	1
Encumbrances	7,058	[1]
Initial Cost to Company, Land	5,183
Initial Cost to Company, Building & Improvements	20,100	[2]
Initial Cost to Company, Total Costs	25,283
Costs Capitalized Subsequent to Acquisition	(79)	[5]
Gross Amount Carried at 12/31/2011, Land	5,183
Gross Amount Carried at 12/31/2011, Building & Improvements	20,021	[2]
Gross Amount Carried at 12/31/2011, Total Costs	25,204	[3],[4]
Accumulated Depreciation	(6,815)	[4]
Acquisition Date	07/20/05
Year Built	2003
High Street Portfolio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	High Street Portfolio	[6]
Number of Buildings	3	[6]
Initial Cost to Company, Land	4,853	[6]
Initial Cost to Company, Building & Improvements	10,334	[2],[6]
Initial Cost to Company, Total Costs	15,187	[6]
Costs Capitalized Subsequent to Acquisition	434	[6]
Gross Amount Carried at 12/31/2011, Land	4,853	[6]
Gross Amount Carried at 12/31/2011, Building & Improvements	10,768	[2],[6]
Gross Amount Carried at 12/31/2011, Total Costs	15,621	[3],[4],[6]
Accumulated Depreciation	(2,706)	[4],[6]
Acquisition Date	10/26/05	[6]
Year Built	1975-1988	[6]
Year Built, start date	1975	[6]
Year Built, end date	1988	[6]
Independence Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Independence Avenue
Number of Buildings	1
Initial Cost to Company, Land	3,133
Initial Cost to Company, Building & Improvements	17,542	[2]
Initial Cost to Company, Total Costs	20,675
Costs Capitalized Subsequent to Acquisition	(224)	[5]
Gross Amount Carried at 12/31/2011, Land	3,133
Gross Amount Carried at 12/31/2011, Building & Improvements	17,318	[2]
Gross Amount Carried at 12/31/2011, Total Costs	20,451	[3],[4]
Accumulated Depreciation	(2,837)	[4]
Acquisition Date	12/26/06
Year Built	1999
Bobali Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Bobali Drive	[6]
Number of Buildings	3	[6]
Initial Cost to Company, Land	4,107	[6]
Initial Cost to Company, Building & Improvements	9,288	[2],[6]
Initial Cost to Company, Total Costs	13,395	[6]
Costs Capitalized Subsequent to Acquisition	484	[6]
Gross Amount Carried at 12/31/2011, Land	4,107	[6]
Gross Amount Carried at 12/31/2011, Building & Improvements	9,772	[2],[6]
Gross Amount Carried at 12/31/2011, Total Costs	13,879	[3],[4],[6]
Accumulated Depreciation	(1,721)	[4],[6]
Acquisition Date	02/09/07	[6]
Year Built	1998-1999	[6]
Year Built, start date	1998	[6]
Year Built, end date	1999	[6]
Wyoming Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Wyoming Avenue
Number of Buildings	1
Initial Cost to Company, Land	622
Initial Cost to Company, Building & Improvements	3,655	[2]
Initial Cost to Company, Total Costs	4,277
Costs Capitalized Subsequent to Acquisition	(169)	[5]
Gross Amount Carried at 12/31/2011, Land	622
Gross Amount Carried at 12/31/2011, Building & Improvements	3,486	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,108	[3],[4]
Accumulated Depreciation	(918)	[4]
Acquisition Date	11/02/05
Year Built	1997
Mallard Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Mallard Lake
Number of Buildings	1
Initial Cost to Company, Land	2,561
Initial Cost to Company, Building & Improvements	8,809	[2]
Initial Cost to Company, Total Costs	11,370
Costs Capitalized Subsequent to Acquisition	14
Gross Amount Carried at 12/31/2011, Land	2,561
Gross Amount Carried at 12/31/2011, Building & Improvements	8,823	[2]
Gross Amount Carried at 12/31/2011, Total Costs	11,384	[3],[4]
Accumulated Depreciation	(2,958)	[4]
Acquisition Date	10/29/03
Year Built	2000
Gary Ave [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Gary Ave
Number of Buildings	1
Initial Cost to Company, Land	3,191
Initial Cost to Company, Building & Improvements	18,506	[2]
Initial Cost to Company, Total Costs	21,697
Costs Capitalized Subsequent to Acquisition	2,196
Gross Amount Carried at 12/31/2011, Land	3,191
Gross Amount Carried at 12/31/2011, Building & Improvements	20,702	[2]
Gross Amount Carried at 12/31/2011, Total Costs	23,893	[3],[4]
Accumulated Depreciation	(3,830)	[4]
Acquisition Date	01/05/05
Year Built	2001
Blackhawk Portfolio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Blackhawk Portfolio
Number of Buildings	5
Initial Cost to Company, Land	6,671
Initial Cost to Company, Building & Improvements	40,877	[2]
Initial Cost to Company, Total Costs	47,548
Costs Capitalized Subsequent to Acquisition	1,284
Gross Amount Carried at 12/31/2011, Land	6,667
Gross Amount Carried at 12/31/2011, Building & Improvements	42,165	[2]
Gross Amount Carried at 12/31/2011, Total Costs	48,832	[3],[4]
Accumulated Depreciation	(12,168)	[4]
Acquisition Date	06/13/05
Year Built	1974-1987
Year Built, start date	1974
Year Built, end date	1987
East Fabyan Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	East Fabyan Parkway
Number of Buildings	1
Encumbrances	4,204	[1]
Initial Cost to Company, Land	1,790
Initial Cost to Company, Building & Improvements	10,929	[2]
Initial Cost to Company, Total Costs	12,719
Costs Capitalized Subsequent to Acquisition	742
Gross Amount Carried at 12/31/2011, Land	1,790
Gross Amount Carried at 12/31/2011, Building & Improvements	11,671	[2]
Gross Amount Carried at 12/31/2011, Total Costs	13,461	[3],[4]
Accumulated Depreciation	(3,811)	[4]
Acquisition Date	07/21/05
Year Built	1975
Frontenac Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Frontenac Road
Number of Buildings	1
Initial Cost to Company, Land	1,647
Initial Cost to Company, Building & Improvements	5,849	[2]
Initial Cost to Company, Total Costs	7,496
Costs Capitalized Subsequent to Acquisition	267
Gross Amount Carried at 12/31/2011, Land	1,647
Gross Amount Carried at 12/31/2011, Building & Improvements	6,116	[2]
Gross Amount Carried at 12/31/2011, Total Costs	7,763	[3],[4]
Accumulated Depreciation	(1,751)	[4]
Acquisition Date	07/21/05
Year Built	1995
Stern Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Stern Avenue
Number of Buildings	1
Initial Cost to Company, Land	505
Initial Cost to Company, Building & Improvements	4,947	[2]
Initial Cost to Company, Total Costs	5,452
Costs Capitalized Subsequent to Acquisition	(1,867)	[5]
Gross Amount Carried at 12/31/2011, Land	505
Gross Amount Carried at 12/31/2011, Building & Improvements	3,080	[2]
Gross Amount Carried at 12/31/2011, Total Costs	3,585	[3],[4]
Accumulated Depreciation	(889)	[4]
Acquisition Date	07/21/05
Year Built	1979
South Wolf Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	South Wolf Road
Number of Buildings	1
Encumbrances	8,495	[1]
Initial Cost to Company, Land	4,836
Initial Cost to Company, Building & Improvements	18,794	[2]
Initial Cost to Company, Total Costs	23,630
Costs Capitalized Subsequent to Acquisition	3,499
Gross Amount Carried at 12/31/2011, Land	4,836
Gross Amount Carried at 12/31/2011, Building & Improvements	22,293	[2]
Gross Amount Carried at 12/31/2011, Total Costs	27,129	[3],[4]
Accumulated Depreciation	(7,136)	[4]
Acquisition Date	07/21/05
Year Built	1982
Laramie Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Laramie Avenue	[6]
Number of Buildings	1	[6]
Encumbrances	3,684	[1],[6]
Initial Cost to Company, Land	1,442	[6]
Initial Cost to Company, Building & Improvements	7,985	[2],[6]
Initial Cost to Company, Total Costs	9,427	[6]
Costs Capitalized Subsequent to Acquisition	688	[6]
Gross Amount Carried at 12/31/2011, Land	1,412	[6]
Gross Amount Carried at 12/31/2011, Building & Improvements	8,703	[2],[6]
Gross Amount Carried at 12/31/2011, Total Costs	10,115	[3],[4],[6]
Accumulated Depreciation	(2,545)	[4],[6]
Acquisition Date	07/21/05	[6]
Year Built	1972	[6]
West 123rd Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	West 123rd Place
Number of Buildings	1
Encumbrances	704	[1]
Initial Cost to Company, Land	644
Initial Cost to Company, Building & Improvements	5,935	[2]
Initial Cost to Company, Total Costs	6,579
Costs Capitalized Subsequent to Acquisition	1,355
Gross Amount Carried at 12/31/2011, Land	644
Gross Amount Carried at 12/31/2011, Building & Improvements	7,290	[2]
Gross Amount Carried at 12/31/2011, Total Costs	7,934	[3],[4]
Accumulated Depreciation	(2,072)	[4]
Acquisition Date	07/21/05
Year Built	1975
Veterans Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Veterans Parkway
Number of Buildings	1
Initial Cost to Company, Land	2,108
Initial Cost to Company, Total Costs	2,108
Costs Capitalized Subsequent to Acquisition	7,599
Gross Amount Carried at 12/31/2011, Land	2,108
Gross Amount Carried at 12/31/2011, Building & Improvements	7,599	[2]
Gross Amount Carried at 12/31/2011, Total Costs	9,707	[3],[4]
Accumulated Depreciation	(2,247)	[4]
Acquisition Date	10/20/05
Year Built	2005
Lunt Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Lunt Avenue
Number of Buildings	1
Initial Cost to Company, Land	1,620
Initial Cost to Company, Building & Improvements	1,988	[2]
Initial Cost to Company, Total Costs	3,608
Costs Capitalized Subsequent to Acquisition	240
Gross Amount Carried at 12/31/2011, Land	1,620
Gross Amount Carried at 12/31/2011, Building & Improvements	2,228	[2]
Gross Amount Carried at 12/31/2011, Total Costs	3,848	[3],[4]
Accumulated Depreciation	(631)	[4]
Acquisition Date	03/17/06
Year Built	2005
Mitchell Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Mitchell Court
Number of Buildings	1
Initial Cost to Company, Land	5,036
Initial Cost to Company, Building & Improvements	8,578	[2]
Initial Cost to Company, Total Costs	13,614
Costs Capitalized Subsequent to Acquisition	506
Gross Amount Carried at 12/31/2011, Land	5,036
Gross Amount Carried at 12/31/2011, Building & Improvements	9,084	[2]
Gross Amount Carried at 12/31/2011, Total Costs	14,120	[3],[4]
Accumulated Depreciation	(2,307)	[4]
Acquisition Date	05/01/07
Year Built	1985
Mission Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Mission Street
Number of Buildings	1
Initial Cost to Company, Land	1,765
Initial Cost to Company, Building & Improvements	2,377	[2]
Initial Cost to Company, Total Costs	4,142
Costs Capitalized Subsequent to Acquisition	180
Gross Amount Carried at 12/31/2011, Land	1,765
Gross Amount Carried at 12/31/2011, Building & Improvements	2,557	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,322	[3],[4]
Accumulated Depreciation	(1,021)	[4]
Acquisition Date	09/08/08
Year Built	1991
Wolf Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Wolf Road
Number of Buildings	1
Initial Cost to Company, Land	1,908
Initial Cost to Company, Building & Improvements	2,392	[2]
Initial Cost to Company, Total Costs	4,300
Costs Capitalized Subsequent to Acquisition	70
Gross Amount Carried at 12/31/2011, Land	1,930
Gross Amount Carried at 12/31/2011, Building & Improvements	2,440	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,370	[3],[4]
Accumulated Depreciation	(205)	[4]
Acquisition Date	11/22/10
Year Built	1971
Arthur Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Arthur Avenue
Number of Buildings	1
Initial Cost to Company, Land	3,231
Initial Cost to Company, Building & Improvements	1,469	[2]
Initial Cost to Company, Total Costs	4,700
Gross Amount Carried at 12/31/2011, Land	3,219
Gross Amount Carried at 12/31/2011, Building & Improvements	1,481	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,700	[3],[4]
Acquisition Date	12/30/11
Year Built	1959
Park West [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Park West
Number of Buildings	6
Initial Cost to Company, Land	10,441
Initial Cost to Company, Building & Improvements	63,682	[2]
Initial Cost to Company, Total Costs	74,123
Costs Capitalized Subsequent to Acquisition	(2,637)	[5]
Gross Amount Carried at 12/31/2011, Land	10,319
Gross Amount Carried at 12/31/2011, Building & Improvements	61,167	[2]
Gross Amount Carried at 12/31/2011, Total Costs	71,486	[3],[4]
Accumulated Depreciation	(17,912)	[4]
Acquisition Date	12/15/2003-6/8/2004
Acquisition start date	12/15/2003
Acquisition end date	6/8/2004
Year Built	1997-2003
Year Built, start date	1997
Year Built, end date	2003
Northwest Business Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Northwest Business Center
Number of Buildings	1
Initial Cost to Company, Land	299
Initial Cost to Company, Building & Improvements	4,486	[2]
Initial Cost to Company, Total Costs	4,785
Costs Capitalized Subsequent to Acquisition	272
Gross Amount Carried at 12/31/2011, Land	299
Gross Amount Carried at 12/31/2011, Building & Improvements	4,758	[2]
Gross Amount Carried at 12/31/2011, Total Costs	5,057	[3],[4]
Accumulated Depreciation	(3,183)	[4]
Acquisition Date	05/03/04
Year Built	1995
New Buffington Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	New Buffington Road
Number of Buildings	2
Encumbrances	5,275	[1]
Initial Cost to Company, Land	1,618
Initial Cost to Company, Building & Improvements	8,500	[2]
Initial Cost to Company, Total Costs	10,118
Costs Capitalized Subsequent to Acquisition	3,817
Gross Amount Carried at 12/31/2011, Land	1,618
Gross Amount Carried at 12/31/2011, Building & Improvements	12,317	[2]
Gross Amount Carried at 12/31/2011, Total Costs	13,935	[3],[4]
Accumulated Depreciation	(3,732)	[4]
Acquisition Date	07/21/05
Year Built	1981
Olympic Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Olympic Boulevard
Number of Buildings	3
Encumbrances	5,877	[1]
Initial Cost to Company, Land	2,096
Initial Cost to Company, Building & Improvements	11,788	[2]
Initial Cost to Company, Total Costs	13,884
Costs Capitalized Subsequent to Acquisition	1,834
Gross Amount Carried at 12/31/2011, Land	2,096
Gross Amount Carried at 12/31/2011, Building & Improvements	13,622	[2]
Gross Amount Carried at 12/31/2011, Total Costs	15,718	[3],[4]
Accumulated Depreciation	(4,050)	[4]
Acquisition Date	07/21/05
Year Built	1989
Mineola Pike [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Mineola Pike
Number of Buildings	1
Encumbrances	2,201	[1]
Initial Cost to Company, Land	625
Initial Cost to Company, Building & Improvements	4,642	[2]
Initial Cost to Company, Total Costs	5,267
Costs Capitalized Subsequent to Acquisition	91
Gross Amount Carried at 12/31/2011, Land	625
Gross Amount Carried at 12/31/2011, Building & Improvements	4,733	[2]
Gross Amount Carried at 12/31/2011, Total Costs	5,358	[3],[4]
Accumulated Depreciation	(1,228)	[4]
Acquisition Date	07/21/05
Year Built	1983
Industrial Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Industrial Road
Number of Buildings	2
Encumbrances	1,660	[1]
Initial Cost to Company, Land	629
Initial Cost to Company, Building & Improvements	3,344	[2]
Initial Cost to Company, Total Costs	3,973
Costs Capitalized Subsequent to Acquisition	1,195
Gross Amount Carried at 12/31/2011, Land	628
Gross Amount Carried at 12/31/2011, Building & Improvements	4,540	[2]
Gross Amount Carried at 12/31/2011, Total Costs	5,168	[3],[4]
Accumulated Depreciation	(1,211)	[4]
Acquisition Date	07/21/05
Year Built	1987
Dolwick Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Dolwick Drive
Number of Buildings	1
Encumbrances	2,186	[1]
Initial Cost to Company, Land	579
Initial Cost to Company, Building & Improvements	4,670	[2]
Initial Cost to Company, Total Costs	5,249
Costs Capitalized Subsequent to Acquisition	374
Gross Amount Carried at 12/31/2011, Land	579
Gross Amount Carried at 12/31/2011, Building & Improvements	5,044	[2]
Gross Amount Carried at 12/31/2011, Total Costs	5,623	[3],[4]
Accumulated Depreciation	(1,475)	[4]
Acquisition Date	07/21/05
Year Built	1979
Best Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Best Place
Number of Buildings	1
Initial Cost to Company, Land	1,131
Initial Cost to Company, Building & Improvements	5,516	[2]
Initial Cost to Company, Total Costs	6,647
Costs Capitalized Subsequent to Acquisition	2,104
Gross Amount Carried at 12/31/2011, Land	1,131
Gross Amount Carried at 12/31/2011, Building & Improvements	7,620	[2]
Gross Amount Carried at 12/31/2011, Total Costs	8,751	[3],[4]
Accumulated Depreciation	(2,215)	[4]
Acquisition Date	07/21/05
Year Built	1996
Distribution Circle [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Distribution Circle
Number of Buildings	1
Initial Cost to Company, Land	688
Initial Cost to Company, Building & Improvements	6,838	[2]
Initial Cost to Company, Total Costs	7,526
Costs Capitalized Subsequent to Acquisition	1,109
Gross Amount Carried at 12/31/2011, Land	688
Gross Amount Carried at 12/31/2011, Building & Improvements	7,947	[2]
Gross Amount Carried at 12/31/2011, Total Costs	8,635	[3],[4]
Accumulated Depreciation	(1,987)	[4]
Acquisition Date	07/21/05
Year Built	1981
Creek Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Creek Road
Number of Buildings	1
Initial Cost to Company, Land	377
Initial Cost to Company, Building & Improvements	4,925	[2]
Initial Cost to Company, Total Costs	5,302
Costs Capitalized Subsequent to Acquisition	39
Gross Amount Carried at 12/31/2011, Land	377
Gross Amount Carried at 12/31/2011, Building & Improvements	4,964	[2]
Gross Amount Carried at 12/31/2011, Total Costs	5,341	[3],[4]
Accumulated Depreciation	(1,493)	[4]
Acquisition Date	06/09/06
Year Built	1983
Power Line Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Power Line Drive
Number of Buildings	1
Initial Cost to Company, Land	70
Initial Cost to Company, Building & Improvements	261	[2]
Initial Cost to Company, Total Costs	331
Costs Capitalized Subsequent to Acquisition	(10)	[5]
Gross Amount Carried at 12/31/2011, Land	70
Gross Amount Carried at 12/31/2011, Building & Improvements	251	[2]
Gross Amount Carried at 12/31/2011, Total Costs	321	[3],[4]
Accumulated Depreciation	(43)	[4]
Acquisition Date	06/09/06
Year Built	1984
Foundation Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Foundation Drive
Number of Buildings	4
Initial Cost to Company, Land	706
Initial Cost to Company, Building & Improvements	3,471	[2]
Initial Cost to Company, Total Costs	4,177
Costs Capitalized Subsequent to Acquisition	104
Gross Amount Carried at 12/31/2011, Land	706
Gross Amount Carried at 12/31/2011, Building & Improvements	3,575	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,281	[3],[4]
Accumulated Depreciation	(826)	[4]
Acquisition Date	06/09/06
Year Built	1984-1987
Year Built, start date	1984
Year Built, end date	1987
Jamilke Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Jamilke Drive
Number of Buildings	6
Initial Cost to Company, Land	1,206
Initial Cost to Company, Building & Improvements	8,887	[2]
Initial Cost to Company, Total Costs	10,093
Costs Capitalized Subsequent to Acquisition	466
Gross Amount Carried at 12/31/2011, Land	1,206
Gross Amount Carried at 12/31/2011, Building & Improvements	9,353	[2]
Gross Amount Carried at 12/31/2011, Total Costs	10,559	[3],[4]
Accumulated Depreciation	(2,176)	[4]
Acquisition Date	06/09/06
Year Built	1984-1987
Year Built, start date	1984
Year Built, end date	1987
Port Union [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Port Union	[6]
Number of Buildings	2	[6]
Initial Cost to Company, Land	7,649	[6]
Initial Cost to Company, Building & Improvements	22,780	[2],[6]
Initial Cost to Company, Total Costs	30,429	[6]
Costs Capitalized Subsequent to Acquisition	2,209	[6]
Gross Amount Carried at 12/31/2011, Land	7,649	[6]
Gross Amount Carried at 12/31/2011, Building & Improvements	24,989	[2],[6]
Gross Amount Carried at 12/31/2011, Total Costs	32,638	[3],[4],[6]
Accumulated Depreciation	(1,257)	[4],[6]
Acquisition Date	11/09/07	[6]
Year Built	2007	[6]
Commodity Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Commodity Boulevard
Number of Buildings	2
Initial Cost to Company, Land	3,891
Initial Cost to Company, Building & Improvements	36,799	[2]
Initial Cost to Company, Total Costs	40,690
Costs Capitalized Subsequent to Acquisition	(594)	[5]
Gross Amount Carried at 12/31/2011, Land	3,891
Gross Amount Carried at 12/31/2011, Building & Improvements	36,205	[2]
Gross Amount Carried at 12/31/2011, Total Costs	40,096	[3],[4]
Accumulated Depreciation	(8,323)	[4]
Acquisition Date	07/21/05
Year Built	2000- 2005
Year Built, start date	2000
Year Built, end date	2005
Industrial Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Industrial Drive
Number of Buildings	1
Encumbrances	2,932	[1]
Initial Cost to Company, Land	683
Initial Cost to Company, Building & Improvements	7,136	[2]
Initial Cost to Company, Total Costs	7,819
Costs Capitalized Subsequent to Acquisition	(305)	[5]
Gross Amount Carried at 12/31/2011, Land	683
Gross Amount Carried at 12/31/2011, Building & Improvements	6,831	[2]
Gross Amount Carried at 12/31/2011, Total Costs	7,514	[3],[4]
Accumulated Depreciation	(1,489)	[4]
Acquisition Date	07/21/05
Year Built	1995
Zane Trace Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Zane Trace Drive
Number of Buildings	1
Initial Cost to Company, Land	288
Initial Cost to Company, Building & Improvements	3,091	[2]
Initial Cost to Company, Total Costs	3,379
Costs Capitalized Subsequent to Acquisition	130
Gross Amount Carried at 12/31/2011, Land	288
Gross Amount Carried at 12/31/2011, Building & Improvements	3,221	[2]
Gross Amount Carried at 12/31/2011, Total Costs	3,509	[3],[4]
Accumulated Depreciation	(1,036)	[4]
Acquisition Date	03/14/06
Year Built	1980
Rickenbacker [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Rickenbacker
Number of Buildings	2
Encumbrances	9,577	[1]
Initial Cost to Company, Land	3,532
Initial Cost to Company, Building & Improvements	34,172	[2]
Initial Cost to Company, Total Costs	37,704
Costs Capitalized Subsequent to Acquisition	(787)	[5]
Gross Amount Carried at 12/31/2011, Land	3,532
Gross Amount Carried at 12/31/2011, Building & Improvements	33,385	[2]
Gross Amount Carried at 12/31/2011, Total Costs	36,917	[3],[4]
Accumulated Depreciation	(6,408)	[4]
Acquisition Date	4/13/2006-5/19/2006
Acquisition start date	4/13/2006
Acquisition end date	5/19/2006
Year Built	1998- 2000
Year Built, start date	1998
Year Built, end date	2000
Creekside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Creekside
Number of Buildings	4
Initial Cost to Company, Land	5,210
Initial Cost to Company, Building & Improvements	52,437	[2]
Initial Cost to Company, Total Costs	57,647
Costs Capitalized Subsequent to Acquisition	1,120
Gross Amount Carried at 12/31/2011, Land	5,210
Gross Amount Carried at 12/31/2011, Building & Improvements	53,557	[2]
Gross Amount Carried at 12/31/2011, Total Costs	58,767	[3],[4]
Accumulated Depreciation	(12,996)	[4]
Acquisition Date	05/19/06
Year Built	1999- 2002
Year Built, start date	1999
Year Built, end date	2002
South Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	SouthPark
Number of Buildings	3
Initial Cost to Company, Land	1,628
Initial Cost to Company, Building & Improvements	13,504	[2]
Initial Cost to Company, Total Costs	15,132
Costs Capitalized Subsequent to Acquisition	574
Gross Amount Carried at 12/31/2011, Land	1,628
Gross Amount Carried at 12/31/2011, Building & Improvements	14,078	[2]
Gross Amount Carried at 12/31/2011, Total Costs	15,706	[3],[4]
Accumulated Depreciation	(3,190)	[4]
Acquisition Date	05/19/06
Year Built	1990- 1999
Year Built, start date	1990
Year Built, end date	1999
Lasalle Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Lasalle Drive
Number of Buildings	1
Encumbrances	7,415	[1]
Initial Cost to Company, Land	1,839
Initial Cost to Company, Building & Improvements	12,391	[2]
Initial Cost to Company, Total Costs	14,230
Costs Capitalized Subsequent to Acquisition	535
Gross Amount Carried at 12/31/2011, Land	2,304
Gross Amount Carried at 12/31/2011, Building & Improvements	12,461	[2]
Gross Amount Carried at 12/31/2011, Total Costs	14,765	[3],[4]
Accumulated Depreciation	(2,715)	[4]
Acquisition Date	08/08/07
Year Built	2004
Freeport Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Freeport Parkway
Number of Buildings	1
Initial Cost to Company, Land	981
Initial Cost to Company, Building & Improvements	10,392	[2]
Initial Cost to Company, Total Costs	11,373
Costs Capitalized Subsequent to Acquisition	(362)	[5]
Gross Amount Carried at 12/31/2011, Land	981
Gross Amount Carried at 12/31/2011, Building & Improvements	10,030	[2]
Gross Amount Carried at 12/31/2011, Total Costs	11,011	[3],[4]
Accumulated Depreciation	(3,664)	[4]
Acquisition Date	12/15/03
Year Built	1999
Pinnacle [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Pinnacle	[6]
Number of Buildings	1	[6]
Initial Cost to Company, Land	521	[6]
Initial Cost to Company, Building & Improvements	9,683	[2],[6]
Initial Cost to Company, Total Costs	10,204	[6]
Costs Capitalized Subsequent to Acquisition	376	[6]
Gross Amount Carried at 12/31/2011, Land	521	[6]
Gross Amount Carried at 12/31/2011, Building & Improvements	10,059	[2],[6]
Gross Amount Carried at 12/31/2011, Total Costs	10,580	[3],[4],[6]
Accumulated Depreciation	(3,241)	[4],[6]
Acquisition Date	12/15/03	[6]
Year Built	2001	[6]
Market Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Market Industrial
Number of Buildings	5
Initial Cost to Company, Land	1,481
Initial Cost to Company, Building & Improvements	15,507	[2]
Initial Cost to Company, Total Costs	16,988
Costs Capitalized Subsequent to Acquisition	(848)	[5]
Gross Amount Carried at 12/31/2011, Land	1,481
Gross Amount Carried at 12/31/2011, Building & Improvements	14,659	[2]
Gross Amount Carried at 12/31/2011, Total Costs	16,140	[3],[4]
Accumulated Depreciation	(3,387)	[4]
Acquisition Date	10/01/04
Year Built	1981- 1985
Year Built, start date	1981
Year Built, end date	1985
Shiloh Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Shiloh Industrial
Number of Buildings	1
Initial Cost to Company, Land	459
Initial Cost to Company, Building & Improvements	4,173	[2]
Initial Cost to Company, Total Costs	4,632
Costs Capitalized Subsequent to Acquisition	(211)	[5]
Gross Amount Carried at 12/31/2011, Land	459
Gross Amount Carried at 12/31/2011, Building & Improvements	3,962	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,421	[3],[4]
Accumulated Depreciation	(920)	[4]
Acquisition Date	10/01/04
Year Built	1984
Perimeter Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Perimeter Industrial
Number of Buildings	2
Initial Cost to Company, Land	261
Initial Cost to Company, Building & Improvements	2,901	[2]
Initial Cost to Company, Total Costs	3,162
Costs Capitalized Subsequent to Acquisition	(350)	[5]
Gross Amount Carried at 12/31/2011, Land	261
Gross Amount Carried at 12/31/2011, Building & Improvements	2,551	[2]
Gross Amount Carried at 12/31/2011, Total Costs	2,812	[3],[4]
Accumulated Depreciation	(618)	[4]
Acquisition Date	10/01/04
Year Built	1979
Avenue R Industrial I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Avenue R Industrial I
Number of Buildings	1
Initial Cost to Company, Land	189
Initial Cost to Company, Building & Improvements	2,231	[2]
Initial Cost to Company, Total Costs	2,420
Costs Capitalized Subsequent to Acquisition	(49)	[5]
Gross Amount Carried at 12/31/2011, Land	189
Gross Amount Carried at 12/31/2011, Building & Improvements	2,182	[2]
Gross Amount Carried at 12/31/2011, Total Costs	2,371	[3],[4]
Accumulated Depreciation	(546)	[4]
Acquisition Date	10/01/04
Year Built	1980
Avenue R Industrial II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Avenue R Industrial II
Number of Buildings	1
Initial Cost to Company, Land	271
Initial Cost to Company, Building & Improvements	1,139	[2]
Initial Cost to Company, Total Costs	1,410
Costs Capitalized Subsequent to Acquisition	168
Gross Amount Carried at 12/31/2011, Land	271
Gross Amount Carried at 12/31/2011, Building & Improvements	1,307	[2]
Gross Amount Carried at 12/31/2011, Total Costs	1,578	[3],[4]
Accumulated Depreciation	(352)	[4]
Acquisition Date	10/01/04
Year Built	1980
Westfork Center Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Westfork Center Industrial
Number of Buildings	3
Initial Cost to Company, Land	503
Initial Cost to Company, Building & Improvements	5,977	[2]
Initial Cost to Company, Total Costs	6,480
Costs Capitalized Subsequent to Acquisition	280
Gross Amount Carried at 12/31/2011, Land	503
Gross Amount Carried at 12/31/2011, Building & Improvements	6,257	[2]
Gross Amount Carried at 12/31/2011, Total Costs	6,760	[3],[4]
Accumulated Depreciation	(1,433)	[4]
Acquisition Date	10/01/04
Year Built	1980
Grand River Rd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Grand River Rd
Number of Buildings	1
Initial Cost to Company, Land	1,380
Initial Cost to Company, Building & Improvements	14,504	[2]
Initial Cost to Company, Total Costs	15,884
Costs Capitalized Subsequent to Acquisition	(1,713)	[5]
Gross Amount Carried at 12/31/2011, Land	1,380
Gross Amount Carried at 12/31/2011, Building & Improvements	12,791	[2]
Gross Amount Carried at 12/31/2011, Total Costs	14,171	[3],[4]
Accumulated Depreciation	(3,855)	[4]
Acquisition Date	12/03/04
Year Built	2004
Diplomat Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Diplomat Drive
Number of Buildings	1
Initial Cost to Company, Land	532
Initial Cost to Company, Building & Improvements	3,136	[2]
Initial Cost to Company, Total Costs	3,668
Costs Capitalized Subsequent to Acquisition	1,951
Gross Amount Carried at 12/31/2011, Land	532
Gross Amount Carried at 12/31/2011, Building & Improvements	5,087	[2]
Gross Amount Carried at 12/31/2011, Total Costs	5,619	[3],[4]
Accumulated Depreciation	(1,459)	[4]
Acquisition Date	05/26/05
Year Built	1986
North 28th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	North 28th Street
Number of Buildings	1
Initial Cost to Company, Building & Improvements	6,145	[2]
Initial Cost to Company, Total Costs	6,145
Costs Capitalized Subsequent to Acquisition	(73)	[5]
Gross Amount Carried at 12/31/2011, Building & Improvements	6,072	[2]
Gross Amount Carried at 12/31/2011, Total Costs	6,072	[3],[4]
Accumulated Depreciation	(2,469)	[4]
Acquisition Date	07/21/05
Year Built	2000
Esters Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Esters Boulevard
Number of Buildings	5
Initial Cost to Company, Land	2,428
Initial Cost to Company, Building & Improvements	50,618	[2]
Initial Cost to Company, Total Costs	53,046
Costs Capitalized Subsequent to Acquisition	540
Gross Amount Carried at 12/31/2011, Land	2,870
Gross Amount Carried at 12/31/2011, Building & Improvements	50,716	[2]
Gross Amount Carried at 12/31/2011, Total Costs	53,586	[3],[4]
Accumulated Depreciation	(14,656)	[4]
Acquisition Date	07/21/05
Year Built	1984- 1999
Year Built, start date	1984
Year Built, end date	1999
Royal Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Royal Lane
Number of Buildings	1
Initial Cost to Company, Building & Improvements	3,200	[2]
Initial Cost to Company, Total Costs	3,200
Costs Capitalized Subsequent to Acquisition	251
Gross Amount Carried at 12/31/2011, Building & Improvements	3,451	[2]
Gross Amount Carried at 12/31/2011, Total Costs	3,451	[3],[4]
Accumulated Depreciation	(1,035)	[4]
Acquisition Date	07/21/05
Year Built	1986
West Story Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	West Story Drive
Number of Buildings	1
Initial Cost to Company, Land	777
Initial Cost to Company, Building & Improvements	4,646	[2]
Initial Cost to Company, Total Costs	5,423
Costs Capitalized Subsequent to Acquisition	418
Gross Amount Carried at 12/31/2011, Land	777
Gross Amount Carried at 12/31/2011, Building & Improvements	5,064	[2]
Gross Amount Carried at 12/31/2011, Total Costs	5,841	[3],[4]
Accumulated Depreciation	(1,628)	[4]
Acquisition Date	07/21/05
Year Built	1997
Meridian Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Meridian Drive
Number of Buildings	1
Initial Cost to Company, Land	410
Initial Cost to Company, Building & Improvements	4,135	[2]
Initial Cost to Company, Total Costs	4,545
Costs Capitalized Subsequent to Acquisition	1,365
Gross Amount Carried at 12/31/2011, Land	410
Gross Amount Carried at 12/31/2011, Building & Improvements	5,500	[2]
Gross Amount Carried at 12/31/2011, Total Costs	5,910	[3],[4]
Accumulated Depreciation	(2,256)	[4]
Acquisition Date	07/21/05
Year Built	1975
Gateway Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Gateway Drive
Number of Buildings	1
Initial Cost to Company, Land	463
Initial Cost to Company, Building & Improvements	2,152	[2]
Initial Cost to Company, Total Costs	2,615
Costs Capitalized Subsequent to Acquisition	601
Gross Amount Carried at 12/31/2011, Land	463
Gross Amount Carried at 12/31/2011, Building & Improvements	2,753	[2]
Gross Amount Carried at 12/31/2011, Total Costs	3,216	[3],[4]
Accumulated Depreciation	(733)	[4]
Acquisition Date	07/21/05
Year Built	1988
Valwood Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Valwood Parkway
Number of Buildings	3
Encumbrances	2,706	[1]
Initial Cost to Company, Land	2,271
Initial Cost to Company, Building & Improvements	15,351	[2]
Initial Cost to Company, Total Costs	17,622
Costs Capitalized Subsequent to Acquisition	1,324
Gross Amount Carried at 12/31/2011, Land	2,271
Gross Amount Carried at 12/31/2011, Building & Improvements	16,675	[2]
Gross Amount Carried at 12/31/2011, Total Costs	18,946	[3],[4]
Accumulated Depreciation	(5,562)	[4]
Acquisition Date	07/21/05
Year Built	1984- 1996
Year Built, start date	1984
Year Built, end date	1996
108th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	108th Street
Number of Buildings	1
Initial Cost to Company, Land	83
Initial Cost to Company, Building & Improvements	899	[2]
Initial Cost to Company, Total Costs	982
Costs Capitalized Subsequent to Acquisition	(61)	[5]
Gross Amount Carried at 12/31/2011, Land	83
Gross Amount Carried at 12/31/2011, Building & Improvements	838	[2]
Gross Amount Carried at 12/31/2011, Total Costs	921	[3],[4]
Accumulated Depreciation	(263)	[4]
Acquisition Date	07/21/05
Year Built	1972
Sanden Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Sanden Drive
Number of Buildings	1
Initial Cost to Company, Land	207
Initial Cost to Company, Building & Improvements	2,258	[2]
Initial Cost to Company, Total Costs	2,465
Costs Capitalized Subsequent to Acquisition	219
Gross Amount Carried at 12/31/2011, Land	207
Gross Amount Carried at 12/31/2011, Building & Improvements	2,477	[2]
Gross Amount Carried at 12/31/2011, Total Costs	2,684	[3],[4]
Accumulated Depreciation	(486)	[4]
Acquisition Date	07/21/05
Year Built	1994
North Great Southwest Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	North Great Southwest Parkway
Number of Buildings	2
Encumbrances	2,385	[1]
Initial Cost to Company, Land	1,384
Initial Cost to Company, Building & Improvements	3,727	[2]
Initial Cost to Company, Total Costs	5,111
Costs Capitalized Subsequent to Acquisition	1,555
Gross Amount Carried at 12/31/2011, Land	1,904
Gross Amount Carried at 12/31/2011, Building & Improvements	4,762	[2]
Gross Amount Carried at 12/31/2011, Total Costs	6,666	[3],[4]
Accumulated Depreciation	(1,073)	[4]
Acquisition Date	07/21/05
Year Built	1963- 1964
Year Built, start date	1963
Year Built, end date	1964
Webb Chapel Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Webb Chapel Road
Number of Buildings	1
Encumbrances	303	[1]
Initial Cost to Company, Land	110
Initial Cost to Company, Building & Improvements	732	[2]
Initial Cost to Company, Total Costs	842
Costs Capitalized Subsequent to Acquisition	(457)	[5]
Gross Amount Carried at 12/31/2011, Land	110
Gross Amount Carried at 12/31/2011, Building & Improvements	275	[2]
Gross Amount Carried at 12/31/2011, Total Costs	385	[3],[4]
Accumulated Depreciation	(107)	[4]
Acquisition Date	07/21/05
Year Built	1978
Belt Line Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Belt Line Road
Number of Buildings	6
Encumbrances	3,210	[1]
Initial Cost to Company, Land	1,167
Initial Cost to Company, Building & Improvements	7,811	[2]
Initial Cost to Company, Total Costs	8,978
Costs Capitalized Subsequent to Acquisition	1,023
Gross Amount Carried at 12/31/2011, Land	1,167
Gross Amount Carried at 12/31/2011, Building & Improvements	8,834	[2]
Gross Amount Carried at 12/31/2011, Total Costs	10,001	[3],[4]
Accumulated Depreciation	(2,982)	[4]
Acquisition Date	07/21/05
Year Built	1978
Springlake Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Springlake Road
Number of Buildings	2
Encumbrances	1,832	[1]
Initial Cost to Company, Land	534
Initial Cost to Company, Building & Improvements	4,457	[2]
Initial Cost to Company, Total Costs	4,991
Costs Capitalized Subsequent to Acquisition	768
Gross Amount Carried at 12/31/2011, Land	534
Gross Amount Carried at 12/31/2011, Building & Improvements	5,225	[2]
Gross Amount Carried at 12/31/2011, Total Costs	5,759	[3],[4]
Accumulated Depreciation	(1,731)	[4]
Acquisition Date	07/21/05
Year Built	1984
Hurd Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Hurd Drive	[6]
Number of Buildings	1	[6]
Encumbrances	1,256	[1],[6]
Initial Cost to Company, Land	420	[6]
Initial Cost to Company, Building & Improvements	2,332	[2],[6]
Initial Cost to Company, Total Costs	2,752	[6]
Costs Capitalized Subsequent to Acquisition	207	[6]
Gross Amount Carried at 12/31/2011, Land	420	[6]
Gross Amount Carried at 12/31/2011, Building & Improvements	2,539	[2],[6]
Gross Amount Carried at 12/31/2011, Total Costs	2,959	[3],[4],[6]
Accumulated Depreciation	(521)	[4],[6]
Acquisition Date	07/21/05	[6]
Year Built	1982	[6]
Champion Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Champion Drive
Number of Buildings	1
Encumbrances	1,442	[1]
Initial Cost to Company, Land	672
Initial Cost to Company, Building & Improvements	2,598	[2]
Initial Cost to Company, Total Costs	3,270
Costs Capitalized Subsequent to Acquisition	880
Gross Amount Carried at 12/31/2011, Land	672
Gross Amount Carried at 12/31/2011, Building & Improvements	3,478	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,150	[3],[4]
Accumulated Depreciation	(716)	[4]
Acquisition Date	07/21/05
Year Built	1984
GSW Gateway Three [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	GSW Gateway Three
Number of Buildings	1
Initial Cost to Company, Land	1,669
Initial Cost to Company, Building & Improvements	11,622	[2]
Initial Cost to Company, Total Costs	13,291
Costs Capitalized Subsequent to Acquisition	1
Gross Amount Carried at 12/31/2011, Land	1,669
Gross Amount Carried at 12/31/2011, Building & Improvements	11,623	[2]
Gross Amount Carried at 12/31/2011, Total Costs	13,292	[3],[4]
Accumulated Depreciation	(3,531)	[4]
Acquisition Date	01/13/06
Year Built	2001
Interpark 70 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Interpark 70
Number of Buildings	1
Encumbrances	4,633	[1]
Initial Cost to Company, Land	1,383
Initial Cost to Company, Building & Improvements	7,566	[2]
Initial Cost to Company, Total Costs	8,949
Costs Capitalized Subsequent to Acquisition	(770)	[5]
Gross Amount Carried at 12/31/2011, Land	1,383
Gross Amount Carried at 12/31/2011, Building & Improvements	6,796	[2]
Gross Amount Carried at 12/31/2011, Total Costs	8,179	[3],[4]
Accumulated Depreciation	(1,869)	[4]
Acquisition Date	09/30/04
Year Built	1998
Peccos Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Peccos Street
Number of Buildings	1
Initial Cost to Company, Land	1,860
Initial Cost to Company, Building & Improvements	4,821	[2]
Initial Cost to Company, Total Costs	6,681
Costs Capitalized Subsequent to Acquisition	35
Gross Amount Carried at 12/31/2011, Land	1,860
Gross Amount Carried at 12/31/2011, Building & Improvements	4,856	[2]
Gross Amount Carried at 12/31/2011, Total Costs	6,716	[3],[4]
Accumulated Depreciation	(168)	[4]
Acquisition Date	08/08/11
Year Built	2003
West By Northwest [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	West by Northwest
Number of Buildings	1
Initial Cost to Company, Land	1,033
Initial Cost to Company, Building & Improvements	7,564	[2]
Initial Cost to Company, Total Costs	8,597
Costs Capitalized Subsequent to Acquisition	1
Gross Amount Carried at 12/31/2011, Land	1,033
Gross Amount Carried at 12/31/2011, Building & Improvements	7,565	[2]
Gross Amount Carried at 12/31/2011, Total Costs	8,598	[3],[4]
Accumulated Depreciation	(2,078)	[4]
Acquisition Date	10/30/03
Year Built	1997
Bondesen Business. Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Bondesen Business. Park
Number of Buildings	7
Initial Cost to Company, Land	1,007
Initial Cost to Company, Building & Improvements	23,370	[2]
Initial Cost to Company, Total Costs	24,377
Costs Capitalized Subsequent to Acquisition	1,495
Gross Amount Carried at 12/31/2011, Land	1,007
Gross Amount Carried at 12/31/2011, Building & Improvements	24,865	[2]
Gross Amount Carried at 12/31/2011, Total Costs	25,872	[3],[4]
Accumulated Depreciation	(8,999)	[4]
Acquisition Date	06/03/04
Year Built	2001-2002
Year Built, start date	2001
Year Built, end date	2002
Beltway 8 Business Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Beltway 8 Business Park
Number of Buildings	7
Initial Cost to Company, Land	1,679
Initial Cost to Company, Building & Improvements	25,565	[2]
Initial Cost to Company, Total Costs	27,244
Costs Capitalized Subsequent to Acquisition	100
Gross Amount Carried at 12/31/2011, Land	1,679
Gross Amount Carried at 12/31/2011, Building & Improvements	25,665	[2]
Gross Amount Carried at 12/31/2011, Total Costs	27,344	[3],[4]
Accumulated Depreciation	(8,961)	[4]
Acquisition Date	6/3/2004-7/1/2005
Acquisition start date	6/3/2004
Acquisition end date	7/1/2005
Year Built	2001-2003
Year Built, start date	2001
Year Built, end date	2003
Corporate Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Corporate Industrial
Number of Buildings	2
Initial Cost to Company, Land	613
Initial Cost to Company, Building & Improvements	3,989	[2]
Initial Cost to Company, Total Costs	4,602
Costs Capitalized Subsequent to Acquisition	451
Gross Amount Carried at 12/31/2011, Land	613
Gross Amount Carried at 12/31/2011, Building & Improvements	4,440	[2]
Gross Amount Carried at 12/31/2011, Total Costs	5,053	[3],[4]
Accumulated Depreciation	(994)	[4]
Acquisition Date	10/01/04
Year Built	1981
Reed Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Reed Industrial
Number of Buildings	1
Initial Cost to Company, Land	568
Initial Cost to Company, Building & Improvements	6,331	[2]
Initial Cost to Company, Total Costs	6,899
Costs Capitalized Subsequent to Acquisition	1,157
Gross Amount Carried at 12/31/2011, Land	568
Gross Amount Carried at 12/31/2011, Building & Improvements	7,488	[2]
Gross Amount Carried at 12/31/2011, Total Costs	8,056	[3],[4]
Accumulated Depreciation	(3,597)	[4]
Acquisition Date	10/01/04
Year Built	1973
Julie Rivers Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Julie Rivers Industrial
Number of Buildings	2
Initial Cost to Company, Land	272
Initial Cost to Company, Building & Improvements	3,123	[2]
Initial Cost to Company, Total Costs	3,395
Costs Capitalized Subsequent to Acquisition	681
Gross Amount Carried at 12/31/2011, Land	272
Gross Amount Carried at 12/31/2011, Building & Improvements	3,804	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,076	[3],[4]
Accumulated Depreciation	(1,573)	[4]
Acquisition Date	10/01/04
Year Built	1982
Wynwood Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Wynwood Industrial
Number of Buildings	1
Initial Cost to Company, Land	180
Initial Cost to Company, Building & Improvements	1,634	[2]
Initial Cost to Company, Total Costs	1,814
Costs Capitalized Subsequent to Acquisition	(66)	[5]
Gross Amount Carried at 12/31/2011, Land	180
Gross Amount Carried at 12/31/2011, Building & Improvements	1,568	[2]
Gross Amount Carried at 12/31/2011, Total Costs	1,748	[3],[4]
Accumulated Depreciation	(361)	[4]
Acquisition Date	10/01/04
Year Built	1980
Wynpark Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Wynpark Industrial
Number of Buildings	1
Initial Cost to Company, Land	154
Initial Cost to Company, Building & Improvements	1,404	[2]
Initial Cost to Company, Total Costs	1,558
Costs Capitalized Subsequent to Acquisition	90
Gross Amount Carried at 12/31/2011, Land	154
Gross Amount Carried at 12/31/2011, Building & Improvements	1,494	[2]
Gross Amount Carried at 12/31/2011, Total Costs	1,648	[3],[4]
Accumulated Depreciation	(459)	[4]
Acquisition Date	10/01/04
Year Built	1966
Siber Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Siber Industrial
Number of Buildings	1
Initial Cost to Company, Land	742
Initial Cost to Company, Building & Improvements	4,644	[2]
Initial Cost to Company, Total Costs	5,386
Costs Capitalized Subsequent to Acquisition	(490)	[5]
Gross Amount Carried at 12/31/2011, Land	742
Gross Amount Carried at 12/31/2011, Building & Improvements	4,154	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,896	[3],[4]
Accumulated Depreciation	(1,620)	[4]
Acquisition Date	10/01/04
Year Built	1966
Greenbriar Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Greenbriar Industrial
Number of Buildings	1
Initial Cost to Company, Land	1,200
Initial Cost to Company, Building & Improvements	7,998	[2]
Initial Cost to Company, Total Costs	9,198
Costs Capitalized Subsequent to Acquisition	3,167
Gross Amount Carried at 12/31/2011, Land	1,200
Gross Amount Carried at 12/31/2011, Building & Improvements	11,165	[2]
Gross Amount Carried at 12/31/2011, Total Costs	12,365	[3],[4]
Accumulated Depreciation	(4,753)	[4]
Acquisition Date	10/01/04
Year Built	1981
Greens Crossing [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Greens Crossing
Number of Buildings	3
Encumbrances	6,329	[1]
Initial Cost to Company, Land	1,225
Initial Cost to Company, Building & Improvements	10,202	[2]
Initial Cost to Company, Total Costs	11,427
Costs Capitalized Subsequent to Acquisition	133
Gross Amount Carried at 12/31/2011, Land	1,225
Gross Amount Carried at 12/31/2011, Building & Improvements	10,335	[2]
Gross Amount Carried at 12/31/2011, Total Costs	11,560	[3],[4]
Accumulated Depreciation	(2,841)	[4]
Acquisition Date	07/01/05
Year Built	1998-2000
Year Built, start date	1998
Year Built, end date	2000
Willowbrook [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Willowbrook
Number of Buildings	4
Encumbrances	7,570	[1]
Initial Cost to Company, Land	1,274
Initial Cost to Company, Building & Improvements	12,842	[2]
Initial Cost to Company, Total Costs	14,116
Costs Capitalized Subsequent to Acquisition	1,255
Gross Amount Carried at 12/31/2011, Land	1,274
Gross Amount Carried at 12/31/2011, Building & Improvements	14,097	[2]
Gross Amount Carried at 12/31/2011, Total Costs	15,371	[3],[4]
Accumulated Depreciation	(3,918)	[4]
Acquisition Date	07/01/05
Year Built	1998-2000
Year Built, start date	1998
Year Built, end date	2000
Gateway At Central Green [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Gateway at Central Green
Number of Buildings	2
Initial Cost to Company, Land	1,079
Initial Cost to Company, Building & Improvements	9,929	[2]
Initial Cost to Company, Total Costs	11,008
Costs Capitalized Subsequent to Acquisition	427
Gross Amount Carried at 12/31/2011, Land	1,079
Gross Amount Carried at 12/31/2011, Building & Improvements	10,356	[2]
Gross Amount Carried at 12/31/2011, Total Costs	11,435	[3],[4]
Accumulated Depreciation	(2,640)	[4]
Acquisition Date	09/20/05
Year Built	2001
Fairbanks Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Fairbanks Center
Number of Buildings	1
Initial Cost to Company, Land	707
Initial Cost to Company, Building & Improvements	5,205	[2]
Initial Cost to Company, Total Costs	5,912
Costs Capitalized Subsequent to Acquisition	205
Gross Amount Carried at 12/31/2011, Land	707
Gross Amount Carried at 12/31/2011, Building & Improvements	5,410	[2]
Gross Amount Carried at 12/31/2011, Total Costs	6,117	[3],[4]
Accumulated Depreciation	(1,287)	[4]
Acquisition Date	03/27/06
Year Built	1999
Bondesen North [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Bondesen North
Number of Buildings	4
Initial Cost to Company, Land	3,345
Initial Cost to Company, Building & Improvements	11,030	[2]
Initial Cost to Company, Total Costs	14,375
Costs Capitalized Subsequent to Acquisition	114
Gross Amount Carried at 12/31/2011, Land	3,345
Gross Amount Carried at 12/31/2011, Building & Improvements	11,144	[2]
Gross Amount Carried at 12/31/2011, Total Costs	14,489	[3],[4]
Accumulated Depreciation	(2,724)	[4]
Acquisition Date	06/08/07
Year Built	2006
Northwest Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Northwest Place
Number of Buildings	1
Initial Cost to Company, Land	1,821
Initial Cost to Company, Building & Improvements	11,406	[2]
Initial Cost to Company, Total Costs	13,227
Costs Capitalized Subsequent to Acquisition	701
Gross Amount Carried at 12/31/2011, Land	1,821
Gross Amount Carried at 12/31/2011, Building & Improvements	12,107	[2]
Gross Amount Carried at 12/31/2011, Total Costs	13,928	[3],[4]
Accumulated Depreciation	(2,040)	[4]
Acquisition Date	06/14/07
Year Built	1997
Warehouse Center Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Warehouse Center Drive
Number of Buildings	1
Initial Cost to Company, Land	1,296
Initial Cost to Company, Building & Improvements	6,782	[2]
Initial Cost to Company, Total Costs	8,078
Costs Capitalized Subsequent to Acquisition	12
Gross Amount Carried at 12/31/2011, Land	1,296
Gross Amount Carried at 12/31/2011, Building & Improvements	6,794	[2]
Gross Amount Carried at 12/31/2011, Total Costs	8,090	[3],[4]
Accumulated Depreciation	(1,453)	[4]
Acquisition Date	12/03/07
Year Built	2006
Air Center Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Air Center Drive
Number of Buildings	1
Initial Cost to Company, Land	763
Initial Cost to Company, Building & Improvements	1,876	[2]
Initial Cost to Company, Total Costs	2,639
Costs Capitalized Subsequent to Acquisition	42
Gross Amount Carried at 12/31/2011, Land	711
Gross Amount Carried at 12/31/2011, Building & Improvements	1,970	[2]
Gross Amount Carried at 12/31/2011, Total Costs	2,681	[3],[4]
Accumulated Depreciation	(278)	[4]
Acquisition Date	11/09/10
Year Built	1997
Beltway Antoine Portfolio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Beltway Antoine Portfolio
Number of Buildings	7
Initial Cost to Company, Land	7,058
Initial Cost to Company, Building & Improvements	31,875	[2]
Initial Cost to Company, Total Costs	38,933
Costs Capitalized Subsequent to Acquisition	322
Gross Amount Carried at 12/31/2011, Land	7,058
Gross Amount Carried at 12/31/2011, Building & Improvements	32,197	[2]
Gross Amount Carried at 12/31/2011, Total Costs	39,255	[3],[4]
Accumulated Depreciation	(1,327)	[4]
Acquisition Date	08/11/11
Year Built	2007-2008
Year Built, start date	2007
Year Built, end date	2008
Greens Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Greens Parkway
Number of Buildings	1
Initial Cost to Company, Land	704
Initial Cost to Company, Building & Improvements	4,093	[2]
Initial Cost to Company, Total Costs	4,797
Costs Capitalized Subsequent to Acquisition	89
Gross Amount Carried at 12/31/2011, Land	704
Gross Amount Carried at 12/31/2011, Building & Improvements	4,182	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,886	[3],[4]
Accumulated Depreciation	(20)	[4]
Acquisition Date	12/07/11
Year Built	2007
Plainfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Plainfield
Number of Buildings	2
Initial Cost to Company, Land	3,095
Initial Cost to Company, Building & Improvements	31,369	[2]
Initial Cost to Company, Total Costs	34,464
Costs Capitalized Subsequent to Acquisition	(40)	[5]
Gross Amount Carried at 12/31/2011, Land	3,095
Gross Amount Carried at 12/31/2011, Building & Improvements	31,329	[2]
Gross Amount Carried at 12/31/2011, Total Costs	34,424	[3],[4]
Accumulated Depreciation	(8,077)	[4]
Acquisition Date	12/22/2003-4/13/2006
Acquisition start date	12/22/2003
Acquisition end date	4/13/2006
Year Built	1997-2000
Year Built, start date	1997
Year Built, end date	2000
Guion Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Guion Road
Number of Buildings	1
Initial Cost to Company, Land	2,200
Initial Cost to Company, Building & Improvements	11,239	[2]
Initial Cost to Company, Total Costs	13,439
Costs Capitalized Subsequent to Acquisition	(224)	[5]
Gross Amount Carried at 12/31/2011, Land	2,200
Gross Amount Carried at 12/31/2011, Building & Improvements	11,015	[2]
Gross Amount Carried at 12/31/2011, Total Costs	13,215	[3],[4]
Accumulated Depreciation	(2,852)	[4]
Acquisition Date	12/15/05
Year Built	1995
Franklin Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Franklin Road
Number of Buildings	3
Initial Cost to Company, Land	2,292
Initial Cost to Company, Building & Improvements	11,949	[2]
Initial Cost to Company, Total Costs	14,241
Costs Capitalized Subsequent to Acquisition	4,229
Gross Amount Carried at 12/31/2011, Land	2,292
Gross Amount Carried at 12/31/2011, Building & Improvements	16,178	[2]
Gross Amount Carried at 12/31/2011, Total Costs	18,470	[3],[4]
Accumulated Depreciation	(4,875)	[4]
Acquisition Date	02/27/06
Year Built	1973
Perry Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Perry Road
Number of Buildings	1
Initial Cost to Company, Land	1,106
Initial Cost to Company, Building & Improvements	7,268	[2]
Initial Cost to Company, Total Costs	8,374
Costs Capitalized Subsequent to Acquisition	353
Gross Amount Carried at 12/31/2011, Land	1,106
Gross Amount Carried at 12/31/2011, Building & Improvements	7,621	[2]
Gross Amount Carried at 12/31/2011, Total Costs	8,727	[3],[4]
Accumulated Depreciation	(1,657)	[4]
Acquisition Date	10/10/07
Year Built	1995
Trade Pointe III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Trade Pointe III
Number of Buildings	1
Encumbrances	4,797	[1]
Initial Cost to Company, Land	1,020
Initial Cost to Company, Building & Improvements	7,240	[2]
Initial Cost to Company, Total Costs	8,260
Costs Capitalized Subsequent to Acquisition	(713)	[5]
Gross Amount Carried at 12/31/2011, Land	1,020
Gross Amount Carried at 12/31/2011, Building & Improvements	6,527	[2]
Gross Amount Carried at 12/31/2011, Total Costs	7,547	[3],[4]
Accumulated Depreciation	(1,712)	[4]
Acquisition Date	09/28/04
Year Built	2001
Riverport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Riverport
Number of Buildings	1
Initial Cost to Company, Land	1,279
Initial Cost to Company, Building & Improvements	8,812	[2]
Initial Cost to Company, Total Costs	10,091
Costs Capitalized Subsequent to Acquisition	(969)	[5]
Gross Amount Carried at 12/31/2011, Land	1,279
Gross Amount Carried at 12/31/2011, Building & Improvements	7,843	[2]
Gross Amount Carried at 12/31/2011, Total Costs	9,122	[3],[4]
Accumulated Depreciation	(2,202)	[4]
Acquisition Date	05/03/04
Year Built	1996
Freeport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Freeport
Number of Buildings	1
Initial Cost to Company, Land	2,523
Initial Cost to Company, Building & Improvements	18,693	[2]
Initial Cost to Company, Total Costs	21,216
Costs Capitalized Subsequent to Acquisition	(547)	[5]
Gross Amount Carried at 12/31/2011, Land	2,523
Gross Amount Carried at 12/31/2011, Building & Improvements	18,146	[2]
Gross Amount Carried at 12/31/2011, Total Costs	20,669	[3],[4]
Accumulated Depreciation	(3,342)	[4]
Acquisition Date	03/14/07
Year Built	1999
Louisville Logistics Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Louisville Logistics Center
Number of Buildings	1
Encumbrances	5,120	[1]
Initial Cost to Company, Land	2,177
Initial Cost to Company, Building & Improvements	11,932	[2]
Initial Cost to Company, Total Costs	14,109
Costs Capitalized Subsequent to Acquisition	(14)	[5]
Gross Amount Carried at 12/31/2011, Land	2,177
Gross Amount Carried at 12/31/2011, Building & Improvements	11,918	[2]
Gross Amount Carried at 12/31/2011, Total Costs	14,095	[3],[4]
Accumulated Depreciation	(2,888)	[4]
Acquisition Date	10/12/07
Year Built	2002
Chickasaw [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Chickasaw
Number of Buildings	2
Initial Cost to Company, Land	1,141
Initial Cost to Company, Building & Improvements	13,837	[2]
Initial Cost to Company, Total Costs	14,978
Costs Capitalized Subsequent to Acquisition	(576)	[5]
Gross Amount Carried at 12/31/2011, Land	1,141
Gross Amount Carried at 12/31/2011, Building & Improvements	13,261	[2]
Gross Amount Carried at 12/31/2011, Total Costs	14,402	[3],[4]
Accumulated Depreciation	(4,129)	[4]
Acquisition Date	07/22/03
Year Built	2000-2002
Year Built, start date	2000
Year Built, end date	2002
Memphis Portfolio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Memphis Portfolio
Number of Buildings	7
Encumbrances	33,133	[1]
Initial Cost to Company, Land	18,088
Initial Cost to Company, Building & Improvements	114,739	[2]
Initial Cost to Company, Total Costs	132,827
Costs Capitalized Subsequent to Acquisition	1,638
Gross Amount Carried at 12/31/2011, Land	19,757
Gross Amount Carried at 12/31/2011, Building & Improvements	114,708	[2]
Gross Amount Carried at 12/31/2011, Total Costs	134,465	[3],[4]
Accumulated Depreciation	(34,370)	[4]
Acquisition Date	2/5/2005- 5/13/2005
Year Built	1997-2003
Year Built, start date	1997
Year Built, end date	2003
Memphis Distriplex [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Memphis Distriplex
Number of Buildings	1
Initial Cost to Company, Land	1,525
Initial Cost to Company, Building & Improvements	10,444	[2]
Initial Cost to Company, Total Costs	11,969
Costs Capitalized Subsequent to Acquisition	(868)	[5]
Gross Amount Carried at 12/31/2011, Land	1,525
Gross Amount Carried at 12/31/2011, Building & Improvements	9,576	[2]
Gross Amount Carried at 12/31/2011, Total Costs	11,101	[3],[4]
Accumulated Depreciation	(2,084)	[4]
Acquisition Date	06/13/05
Year Built	2000
Deltapoint [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Deltapoint
Number of Buildings	1
Initial Cost to Company, Land	2,299
Initial Cost to Company, Building & Improvements	24,436	[2]
Initial Cost to Company, Total Costs	26,735
Costs Capitalized Subsequent to Acquisition	5,494
Gross Amount Carried at 12/31/2011, Land	2,299
Gross Amount Carried at 12/31/2011, Building & Improvements	29,930	[2]
Gross Amount Carried at 12/31/2011, Total Costs	32,229	[3],[4]
Accumulated Depreciation	(3,670)	[4]
Acquisition Date	06/29/07
Year Built	2006
Logistik Park, San Luis Potosi [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Logistik Park, San Luis Potosi
Number of Buildings	1
Initial Cost to Company, Land	565
Initial Cost to Company, Building & Improvements	2,638	[2]
Initial Cost to Company, Total Costs	3,203
Costs Capitalized Subsequent to Acquisition	245
Gross Amount Carried at 12/31/2011, Land	565
Gross Amount Carried at 12/31/2011, Building & Improvements	2,883	[2]
Gross Amount Carried at 12/31/2011, Total Costs	3,448	[3],[4]
Accumulated Depreciation	(438)	[4]
Acquisition Date	08/15/07
Year Built	2006
Monterrey Portfolio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Monterrey Portfolio	[6]
Number of Buildings	7	[6]
Initial Cost to Company, Land	7,138	[6]
Initial Cost to Company, Building & Improvements	29,660	[2],[6]
Initial Cost to Company, Total Costs	36,798	[6]
Costs Capitalized Subsequent to Acquisition	9,581	[6]
Gross Amount Carried at 12/31/2011, Land	8,098	[6]
Gross Amount Carried at 12/31/2011, Building & Improvements	38,281	[2],[6]
Gross Amount Carried at 12/31/2011, Total Costs	46,379	[3],[4],[6]
Accumulated Depreciation	(4,683)	[4],[6]
Acquisition Date	11/16/2007-8/21/2009	[6]
Acquisition start date	11/16/2007
Acquisition end date	8/21/2009
Year Built	2007-2009	[6]
Year Built, start date	2007
Year Built, end date	2009
Guadalajara Portfolio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Guadalajara Portfolio
Number of Buildings	3
Initial Cost to Company, Land	4,683
Initial Cost to Company, Building & Improvements	8,366	[2]
Initial Cost to Company, Total Costs	13,049
Costs Capitalized Subsequent to Acquisition	332
Gross Amount Carried at 12/31/2011, Land	4,761
Gross Amount Carried at 12/31/2011, Building & Improvements	8,620	[2]
Gross Amount Carried at 12/31/2011, Total Costs	13,381	[3],[4]
Accumulated Depreciation	(1,283)	[4]
Acquisition Date	9/28/2007-10/18/2007
Acquisition start date	9/28/2007
Acquisition end date	10/18/2007
Year Built	1999-2007
Year Built, start date	1999
Year Built, end date	2007
Tijuana Portfolio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Tijuana Portfolio	[6]
Number of Buildings	3	[6]
Initial Cost to Company, Land	2,746	[6]
Initial Cost to Company, Building & Improvements	7,977	[2],[6]
Initial Cost to Company, Total Costs	10,723	[6]
Costs Capitalized Subsequent to Acquisition	1,002	[6]
Gross Amount Carried at 12/31/2011, Land	2,746	[6]
Gross Amount Carried at 12/31/2011, Building & Improvements	8,979	[2],[6]
Gross Amount Carried at 12/31/2011, Total Costs	11,725	[3],[4],[6]
Accumulated Depreciation	(1,191)	[4],[6]
Acquisition Date	12/06/07	[6]
Year Built	1989-1992	[6]
Year Built, start date	1989
Year Built, end date	1992
Avenida De Las Fuentes, Queretaro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Avenida de las Fuentes, Queretaro
Number of Buildings	1
Initial Cost to Company, Land	846
Initial Cost to Company, Building & Improvements	4,237	[2]
Initial Cost to Company, Total Costs	5,083
Costs Capitalized Subsequent to Acquisition	1,512
Gross Amount Carried at 12/31/2011, Land	846
Gross Amount Carried at 12/31/2011, Building & Improvements	5,749	[2]
Gross Amount Carried at 12/31/2011, Total Costs	6,595	[3],[4]
Accumulated Depreciation	(603)	[4]
Acquisition Date	10/06/08
Year Built	2003
Miami Service Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Miami Service Center
Number of Buildings	1
Initial Cost to Company, Land	1,110
Initial Cost to Company, Building & Improvements	3,811	[2]
Initial Cost to Company, Total Costs	4,921
Costs Capitalized Subsequent to Acquisition	580
Gross Amount Carried at 12/31/2011, Land	1,110
Gross Amount Carried at 12/31/2011, Building & Improvements	4,391	[2]
Gross Amount Carried at 12/31/2011, Total Costs	5,501	[3],[4]
Accumulated Depreciation	(1,201)	[4]
Acquisition Date	04/07/05
Year Built	1987
Miami Commerce Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Miami Commerce Center
Number of Buildings	1
Encumbrances	3,928	[1]
Initial Cost to Company, Land	3,050
Initial Cost to Company, Building & Improvements	10,769	[2]
Initial Cost to Company, Total Costs	13,819
Costs Capitalized Subsequent to Acquisition	4,402
Gross Amount Carried at 12/31/2011, Land	3,050
Gross Amount Carried at 12/31/2011, Building & Improvements	15,171	[2]
Gross Amount Carried at 12/31/2011, Total Costs	18,221	[3],[4]
Accumulated Depreciation	(2,566)	[4]
Acquisition Date	04/13/05
Year Built	1991
Northwest 70th Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Northwest 70th Avenue
Number of Buildings	2
Initial Cost to Company, Land	10,025
Initial Cost to Company, Building & Improvements	16,936	[2]
Initial Cost to Company, Total Costs	26,961
Costs Capitalized Subsequent to Acquisition	4,942
Gross Amount Carried at 12/31/2011, Land	10,025
Gross Amount Carried at 12/31/2011, Building & Improvements	21,878	[2]
Gross Amount Carried at 12/31/2011, Total Costs	31,903	[3],[4]
Accumulated Depreciation	(6,942)	[4]
Acquisition Date	06/09/06
Year Built	1972-1976
Year Built, start date	1972
Year Built, end date	1976
North Andrews Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	North Andrews Avenue
Number of Buildings	1
Initial Cost to Company, Land	6,552
Initial Cost to Company, Building & Improvements	6,101	[2]
Initial Cost to Company, Total Costs	12,653
Costs Capitalized Subsequent to Acquisition	651
Gross Amount Carried at 12/31/2011, Land	6,552
Gross Amount Carried at 12/31/2011, Building & Improvements	6,752	[2]
Gross Amount Carried at 12/31/2011, Total Costs	13,304	[3],[4]
Accumulated Depreciation	(1,511)	[4]
Acquisition Date	06/09/06
Year Built	1999
Northwest 30th Terrace [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Northwest 30th Terrace
Number of Buildings	1
Initial Cost to Company, Land	3,273
Initial Cost to Company, Building & Improvements	4,196	[2]
Initial Cost to Company, Total Costs	7,469
Costs Capitalized Subsequent to Acquisition	429
Gross Amount Carried at 12/31/2011, Land	3,273
Gross Amount Carried at 12/31/2011, Building & Improvements	4,625	[2]
Gross Amount Carried at 12/31/2011, Total Costs	7,898	[3],[4]
Accumulated Depreciation	(224)	[4]
Acquisition Date	02/18/11
Year Built	1994
Eastgate [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Eastgate
Number of Buildings	1
Initial Cost to Company, Land	1,445
Initial Cost to Company, Building & Improvements	13,352	[2]
Initial Cost to Company, Total Costs	14,797
Costs Capitalized Subsequent to Acquisition	(1,671)	[5]
Gross Amount Carried at 12/31/2011, Land	1,445
Gross Amount Carried at 12/31/2011, Building & Improvements	11,681	[2]
Gross Amount Carried at 12/31/2011, Total Costs	13,126	[3],[4]
Accumulated Depreciation	(2,936)	[4]
Acquisition Date	03/19/04
Year Built	2002
Mid South Logistics Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Mid South Logistics Center
Number of Buildings	1
Encumbrances	11,641	[1]
Initial Cost to Company, Land	1,772
Initial Cost to Company, Building & Improvements	18,288	[2]
Initial Cost to Company, Total Costs	20,060
Costs Capitalized Subsequent to Acquisition	1,893
Gross Amount Carried at 12/31/2011, Land	1,850
Gross Amount Carried at 12/31/2011, Building & Improvements	20,103	[2]
Gross Amount Carried at 12/31/2011, Total Costs	21,953	[3],[4]
Accumulated Depreciation	(5,242)	[4]
Acquisition Date	06/29/04
Year Built	2001
Rockdale Distribution Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Rockdale Distribution Center
Number of Buildings	1
Initial Cost to Company, Land	2,940
Initial Cost to Company, Building & Improvements	12,188	[2]
Initial Cost to Company, Total Costs	15,128
Costs Capitalized Subsequent to Acquisition	(537)	[5]
Gross Amount Carried at 12/31/2011, Land	2,940
Gross Amount Carried at 12/31/2011, Building & Improvements	11,651	[2]
Gross Amount Carried at 12/31/2011, Total Costs	14,591	[3],[4]
Accumulated Depreciation	(2,378)	[4]
Acquisition Date	12/28/05
Year Built	2005
Logistics Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Logistics Way
Number of Buildings	1
Initial Cost to Company, Land	621
Initial Cost to Company, Building & Improvements	17,763	[2]
Initial Cost to Company, Total Costs	18,384
Costs Capitalized Subsequent to Acquisition	37
Gross Amount Carried at 12/31/2011, Land	621
Gross Amount Carried at 12/31/2011, Building & Improvements	17,800	[2]
Gross Amount Carried at 12/31/2011, Total Costs	18,421	[3],[4]
Accumulated Depreciation	(3,137)	[4]
Acquisition Date	09/28/09
Year Built	2007
Brunswick Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Brunswick Avenue
Number of Buildings	1
Initial Cost to Company, Land	3,665
Initial Cost to Company, Building & Improvements	16,380	[2]
Initial Cost to Company, Total Costs	20,045
Costs Capitalized Subsequent to Acquisition	1,517
Gross Amount Carried at 12/31/2011, Land	3,665
Gross Amount Carried at 12/31/2011, Building & Improvements	17,897	[2]
Gross Amount Carried at 12/31/2011, Total Costs	21,562	[3],[4]
Accumulated Depreciation	(3,328)	[4]
Acquisition Date	07/21/05
Year Built	1986
Cottontail Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Cottontail Lane	[6]
Number of Buildings	1	[6]
Initial Cost to Company, Land	1,960	[6]
Initial Cost to Company, Building & Improvements	9,169	[2],[6]
Initial Cost to Company, Total Costs	11,129	[6]
Costs Capitalized Subsequent to Acquisition	(2,226)	[5],[6]
Gross Amount Carried at 12/31/2011, Land	1,960	[6]
Gross Amount Carried at 12/31/2011, Building & Improvements	6,943	[2],[6]
Gross Amount Carried at 12/31/2011, Total Costs	8,903	[3],[4],[6]
Accumulated Depreciation	(2,257)	[4],[6]
Acquisition Date	07/21/05	[6]
Year Built	1991	[6]
Campus Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Campus Drive
Number of Buildings	1
Initial Cost to Company, Land	1,366
Initial Cost to Company, Building & Improvements	4,841	[2]
Initial Cost to Company, Total Costs	6,207
Costs Capitalized Subsequent to Acquisition	1,167
Gross Amount Carried at 12/31/2011, Land	1,366
Gross Amount Carried at 12/31/2011, Building & Improvements	6,008	[2]
Gross Amount Carried at 12/31/2011, Total Costs	7,374	[3],[4]
Accumulated Depreciation	(1,691)	[4]
Acquisition Date	07/21/05
Year Built	1975
Hanover Ave [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Hanover Ave
Number of Buildings	1
Initial Cost to Company, Land	4,940
Initial Cost to Company, Building & Improvements	8,026	[2]
Initial Cost to Company, Total Costs	12,966
Costs Capitalized Subsequent to Acquisition	767
Gross Amount Carried at 12/31/2011, Land	4,940
Gross Amount Carried at 12/31/2011, Building & Improvements	8,793	[2]
Gross Amount Carried at 12/31/2011, Total Costs	13,733	[3],[4]
Accumulated Depreciation	(2,488)	[4]
Acquisition Date	12/28/05
Year Built	1988
Rockaway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Rockaway
Number of Buildings	3
Initial Cost to Company, Land	5,881
Initial Cost to Company, Building & Improvements	12,521	[2]
Initial Cost to Company, Total Costs	18,402
Costs Capitalized Subsequent to Acquisition	1,543
Gross Amount Carried at 12/31/2011, Land	5,881
Gross Amount Carried at 12/31/2011, Building & Improvements	14,064	[2]
Gross Amount Carried at 12/31/2011, Total Costs	19,945	[3],[4]
Accumulated Depreciation	(4,495)	[4]
Acquisition Date	12/29/05
Year Built	1974
Lake Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Lake Drive
Number of Buildings	1
Encumbrances	4,981	[1]
Initial Cost to Company, Land	1,699
Initial Cost to Company, Building & Improvements	6,898	[2]
Initial Cost to Company, Total Costs	8,597
Costs Capitalized Subsequent to Acquisition	222
Gross Amount Carried at 12/31/2011, Land	1,699
Gross Amount Carried at 12/31/2011, Building & Improvements	7,120	[2]
Gross Amount Carried at 12/31/2011, Total Costs	8,819	[3],[4]
Accumulated Depreciation	(1,432)	[4]
Acquisition Date	05/25/06
Year Built	1988
Market Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Market Street
Number of Buildings	2
Initial Cost to Company, Land	2,298
Initial Cost to Company, Building & Improvements	7,311	[2]
Initial Cost to Company, Total Costs	9,609
Costs Capitalized Subsequent to Acquisition	(513)	[5]
Gross Amount Carried at 12/31/2011, Land	2,298
Gross Amount Carried at 12/31/2011, Building & Improvements	6,798	[2]
Gross Amount Carried at 12/31/2011, Total Costs	9,096	[3],[4]
Accumulated Depreciation	(1,507)	[4]
Acquisition Date	06/06/06
Year Built	1990
Kennedy Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Kennedy Drive
Number of Buildings	1
Initial Cost to Company, Land	3,044
Initial Cost to Company, Building & Improvements	6,583	[2]
Initial Cost to Company, Total Costs	9,627
Costs Capitalized Subsequent to Acquisition	138
Gross Amount Carried at 12/31/2011, Land	3,044
Gross Amount Carried at 12/31/2011, Building & Improvements	6,721	[2]
Gross Amount Carried at 12/31/2011, Total Costs	9,765	[3],[4]
Accumulated Depreciation	(634)	[4]
Acquisition Date	04/14/10
Year Built	2001
Railroad Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Railroad Avenue
Number of Buildings	1
Initial Cost to Company, Land	6,494
Initial Cost to Company, Building & Improvements	10,996	[2]
Initial Cost to Company, Total Costs	17,490
Costs Capitalized Subsequent to Acquisition	448
Gross Amount Carried at 12/31/2011, Land	6,494
Gross Amount Carried at 12/31/2011, Building & Improvements	11,444	[2]
Gross Amount Carried at 12/31/2011, Total Costs	17,938	[3],[4]
Accumulated Depreciation	(1,122)	[4]
Acquisition Date	01/28/11
Year Built	1964
Eden Rock Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Eden Rock Industrial
Number of Buildings	1
Initial Cost to Company, Land	998
Initial Cost to Company, Building & Improvements	2,566	[2]
Initial Cost to Company, Total Costs	3,564
Costs Capitalized Subsequent to Acquisition	131
Gross Amount Carried at 12/31/2011, Land	998
Gross Amount Carried at 12/31/2011, Building & Improvements	2,697	[2]
Gross Amount Carried at 12/31/2011, Total Costs	3,695	[3],[4]
Accumulated Depreciation	(857)	[4]
Acquisition Date	10/01/04
Year Built	1973
Bayside Distribution Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Bayside Distribution Center
Number of Buildings	2
Encumbrances	10,166	[1]
Initial Cost to Company, Land	6,875
Initial Cost to Company, Building & Improvements	15,254	[2]
Initial Cost to Company, Total Costs	22,129
Costs Capitalized Subsequent to Acquisition	(503)	[5]
Gross Amount Carried at 12/31/2011, Land	6,875
Gross Amount Carried at 12/31/2011, Building & Improvements	14,751	[2]
Gross Amount Carried at 12/31/2011, Total Costs	21,626	[3],[4]
Accumulated Depreciation	(4,321)	[4]
Acquisition Date	11/03/04
Year Built	1998-2000
Year Built, start date	1998
Year Built, end date	2000
California Logistics Centre [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	California Logistics Centre
Number of Buildings	1
Initial Cost to Company, Land	5,672
Initial Cost to Company, Building & Improvements	20,499	[2]
Initial Cost to Company, Total Costs	26,171
Costs Capitalized Subsequent to Acquisition	314
Gross Amount Carried at 12/31/2011, Land	5,672
Gross Amount Carried at 12/31/2011, Building & Improvements	20,813	[2]
Gross Amount Carried at 12/31/2011, Total Costs	26,485	[3],[4]
Accumulated Depreciation	(6,413)	[4]
Acquisition Date	04/21/06
Year Built	2001
Cherry Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Cherry Street
Number of Buildings	3
Initial Cost to Company, Land	12,584
Initial Cost to Company, Building & Improvements	24,582	[2]
Initial Cost to Company, Total Costs	37,166
Costs Capitalized Subsequent to Acquisition	1,593
Gross Amount Carried at 12/31/2011, Land	12,584
Gross Amount Carried at 12/31/2011, Building & Improvements	26,175	[2]
Gross Amount Carried at 12/31/2011, Total Costs	38,759	[3],[4]
Accumulated Depreciation	(5,840)	[4]
Acquisition Date	06/09/06
Year Built	1960-1990
Year Built, start date	1960
Year Built, end date	1990
Pike Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Pike Lane
Number of Buildings	3
Initial Cost to Company, Land	2,880
Initial Cost to Company, Building & Improvements	8,328	[2]
Initial Cost to Company, Total Costs	11,208
Costs Capitalized Subsequent to Acquisition	(24)	[5]
Gross Amount Carried at 12/31/2011, Land	2,880
Gross Amount Carried at 12/31/2011, Building & Improvements	8,304	[2]
Gross Amount Carried at 12/31/2011, Total Costs	11,184	[3],[4]
Accumulated Depreciation	(1,733)	[4]
Acquisition Date	06/09/06
Year Built	1982
South Vasco Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	South Vasco Road
Number of Buildings	1
Initial Cost to Company, Land	2,572
Initial Cost to Company, Building & Improvements	14,809	[2]
Initial Cost to Company, Total Costs	17,381
Costs Capitalized Subsequent to Acquisition	(375)	[5]
Gross Amount Carried at 12/31/2011, Land	2,572
Gross Amount Carried at 12/31/2011, Building & Improvements	14,434	[2]
Gross Amount Carried at 12/31/2011, Total Costs	17,006	[3],[4]
Accumulated Depreciation	(2,921)	[4]
Acquisition Date	06/09/06
Year Built	1999
McLaughlin Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	McLaughlin Avenue
Number of Buildings	1
Initial Cost to Company, Land	3,424
Initial Cost to Company, Building & Improvements	5,507	[2]
Initial Cost to Company, Total Costs	8,931
Costs Capitalized Subsequent to Acquisition	75
Gross Amount Carried at 12/31/2011, Land	3,424
Gross Amount Carried at 12/31/2011, Building & Improvements	5,582	[2]
Gross Amount Carried at 12/31/2011, Total Costs	9,006	[3],[4]
Accumulated Depreciation	(1,461)	[4]
Acquisition Date	06/09/06
Year Built	1975
Park Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Park Lane
Number of Buildings	5
Initial Cost to Company, Land	10,977
Initial Cost to Company, Building & Improvements	17,216	[2]
Initial Cost to Company, Total Costs	28,193
Costs Capitalized Subsequent to Acquisition	(874)	[5]
Gross Amount Carried at 12/31/2011, Land	10,977
Gross Amount Carried at 12/31/2011, Building & Improvements	16,342	[2]
Gross Amount Carried at 12/31/2011, Total Costs	27,319	[3],[4]
Accumulated Depreciation	(4,619)	[4]
Acquisition Date	06/09/06
Year Built	1960-1966
Year Built, start date	1960
Year Built, end date	1966
Valley Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Valley Drive
Number of Buildings	4
Initial Cost to Company, Land	11,238
Initial Cost to Company, Building & Improvements	14,244	[2]
Initial Cost to Company, Total Costs	25,482
Costs Capitalized Subsequent to Acquisition	666
Gross Amount Carried at 12/31/2011, Land	11,238
Gross Amount Carried at 12/31/2011, Building & Improvements	14,910	[2]
Gross Amount Carried at 12/31/2011, Total Costs	26,148	[3],[4]
Accumulated Depreciation	(4,478)	[4]
Acquisition Date	06/09/06
Year Built	1960-1971
Year Built, start date	1960
Year Built, end date	1971
Old Country Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Old Country Road
Number of Buildings	1
Initial Cost to Company, Land	1,557
Initial Cost to Company, Building & Improvements	1,503	[2]
Initial Cost to Company, Total Costs	3,060
Costs Capitalized Subsequent to Acquisition	(20)	[5]
Gross Amount Carried at 12/31/2011, Land	1,557
Gross Amount Carried at 12/31/2011, Building & Improvements	1,483	[2]
Gross Amount Carried at 12/31/2011, Total Costs	3,040	[3],[4]
Accumulated Depreciation	(467)	[4]
Acquisition Date	06/09/06
Year Built	1969
Cypress Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Cypress Lane
Number of Buildings	1
Initial Cost to Company, Land	2,211
Initial Cost to Company, Building & Improvements	2,196	[2]
Initial Cost to Company, Total Costs	4,407
Costs Capitalized Subsequent to Acquisition	449
Gross Amount Carried at 12/31/2011, Land	2,211
Gross Amount Carried at 12/31/2011, Building & Improvements	2,645	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,856	[3],[4]
Accumulated Depreciation	(942)	[4]
Acquisition Date	06/09/06
Year Built	1970
Fite Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Fite Court
Number of Buildings	1
Initial Cost to Company, Land	5,316
Initial Cost to Company, Building & Improvements	15,499	[2]
Initial Cost to Company, Total Costs	20,815
Costs Capitalized Subsequent to Acquisition	362
Gross Amount Carried at 12/31/2011, Land	5,316
Gross Amount Carried at 12/31/2011, Building & Improvements	15,861	[2]
Gross Amount Carried at 12/31/2011, Total Costs	21,177	[3],[4]
Accumulated Depreciation	(2,675)	[4]
Acquisition Date	12/28/06
Year Built	2003
Rollins Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Rollins Road
Number of Buildings	1
Encumbrances	19,962	[1]
Initial Cost to Company, Land	17,800
Initial Cost to Company, Building & Improvements	17,621	[2]
Initial Cost to Company, Total Costs	35,421
Gross Amount Carried at 12/31/2011, Land	17,659
Gross Amount Carried at 12/31/2011, Building & Improvements	17,762	[2]
Gross Amount Carried at 12/31/2011, Total Costs	35,421	[3],[4]
Accumulated Depreciation	(227)	[4]
Acquisition Date	11/04/11
Year Built	1997
Cypress Park East [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Cypress Park East
Number of Buildings	2
Encumbrances	9,192	[1]
Initial Cost to Company, Land	2,627
Initial Cost to Company, Building & Improvements	13,055	[2]
Initial Cost to Company, Total Costs	15,682
Costs Capitalized Subsequent to Acquisition	856
Gross Amount Carried at 12/31/2011, Land	2,627
Gross Amount Carried at 12/31/2011, Building & Improvements	13,911	[2]
Gross Amount Carried at 12/31/2011, Total Costs	16,538	[3],[4]
Accumulated Depreciation	(2,760)	[4]
Acquisition Date	10/22/04
Year Built	2000
East Land Street Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	East Landstreet Road
Number of Buildings	3
Initial Cost to Company, Land	2,251
Initial Cost to Company, Building & Improvements	11,979	[2]
Initial Cost to Company, Total Costs	14,230
Costs Capitalized Subsequent to Acquisition	136
Gross Amount Carried at 12/31/2011, Land	2,251
Gross Amount Carried at 12/31/2011, Building & Improvements	12,115	[2]
Gross Amount Carried at 12/31/2011, Total Costs	14,366	[3],[4]
Accumulated Depreciation	(2,467)	[4]
Acquisition Date	06/09/06
Year Built	1997-2000
Year Built, start date	1997
Year Built, end date	2000
Boggy Creek Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Boggy Creek Road
Number of Buildings	8
Initial Cost to Company, Land	8,098
Initial Cost to Company, Building & Improvements	30,984	[2]
Initial Cost to Company, Total Costs	39,082
Costs Capitalized Subsequent to Acquisition	1,045
Gross Amount Carried at 12/31/2011, Land	8,098
Gross Amount Carried at 12/31/2011, Building & Improvements	32,029	[2]
Gross Amount Carried at 12/31/2011, Total Costs	40,127	[3],[4]
Accumulated Depreciation	(5,663)	[4]
Acquisition Date	06/09/06
Year Built	1993-2007
Year Built, start date	1993
Year Built, end date	2007
ADC North Phase I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	ADC North Phase I
Number of Buildings	2
Initial Cost to Company, Land	2,475
Initial Cost to Company, Building & Improvements	11,941	[2]
Initial Cost to Company, Total Costs	14,416
Costs Capitalized Subsequent to Acquisition	853
Gross Amount Carried at 12/31/2011, Land	2,475
Gross Amount Carried at 12/31/2011, Building & Improvements	12,794	[2]
Gross Amount Carried at 12/31/2011, Total Costs	15,269	[3],[4]
Accumulated Depreciation	(944)	[4]
Acquisition Date	12/19/06
Year Built	2008-2009
Year Built, start date	2008
Year Built, end date	2009
American Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	American Way
Number of Buildings	1
Initial Cost to Company, Land	3,603
Initial Cost to Company, Building & Improvements	8,667	[2]
Initial Cost to Company, Total Costs	12,270
Costs Capitalized Subsequent to Acquisition	1
Gross Amount Carried at 12/31/2011, Land	3,603
Gross Amount Carried at 12/31/2011, Building & Improvements	8,668	[2]
Gross Amount Carried at 12/31/2011, Total Costs	12,271	[3],[4]
Accumulated Depreciation	(2,041)	[4]
Acquisition Date	08/16/07
Year Built	1997
Director's Row [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Director's Row
Number of Buildings	1
Initial Cost to Company, Land	524
Initial Cost to Company, Building & Improvements	2,519	[2]
Initial Cost to Company, Total Costs	3,043
Costs Capitalized Subsequent to Acquisition	33
Gross Amount Carried at 12/31/2011, Land	524
Gross Amount Carried at 12/31/2011, Building & Improvements	2,552	[2]
Gross Amount Carried at 12/31/2011, Total Costs	3,076	[3],[4]
Accumulated Depreciation	(180)	[4]
Acquisition Date	03/01/11
Year Built	1994
GE Portfolio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	GE Portfolio
Number of Buildings	3
Initial Cost to Company, Land	4,715
Initial Cost to Company, Building & Improvements	12,513	[2]
Initial Cost to Company, Total Costs	17,228
Costs Capitalized Subsequent to Acquisition	71
Gross Amount Carried at 12/31/2011, Land	4,715
Gross Amount Carried at 12/31/2011, Building & Improvements	12,584	[2]
Gross Amount Carried at 12/31/2011, Total Costs	17,299	[3],[4]
Accumulated Depreciation	(329)	[4]
Acquisition Date	09/01/11
Year Built	1975-1999
Year Built, start date	1975
Year Built, end date	1999
North Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	North Industrial
Number of Buildings	2
Encumbrances	5,002	[1]
Initial Cost to Company, Land	4,566
Initial Cost to Company, Building & Improvements	15,899	[2]
Initial Cost to Company, Total Costs	20,465
Costs Capitalized Subsequent to Acquisition	1,868
Gross Amount Carried at 12/31/2011, Land	4,566
Gross Amount Carried at 12/31/2011, Building & Improvements	17,767	[2]
Gross Amount Carried at 12/31/2011, Total Costs	22,333	[3],[4]
Accumulated Depreciation	(5,317)	[4]
Acquisition Date	10/01/04
Year Built	1995-1999
Year Built, start date	1995
Year Built, end date	1999
South Industrial I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	South Industrial I
Number of Buildings	2
Encumbrances	4,173	[1]
Initial Cost to Company, Land	2,876
Initial Cost to Company, Building & Improvements	14,120	[2]
Initial Cost to Company, Total Costs	16,996
Costs Capitalized Subsequent to Acquisition	(55)	[5]
Gross Amount Carried at 12/31/2011, Land	2,829
Gross Amount Carried at 12/31/2011, Building & Improvements	14,112	[2]
Gross Amount Carried at 12/31/2011, Total Costs	16,941	[3],[4]
Accumulated Depreciation	(5,325)	[4]
Acquisition Date	10/01/04
Year Built	1987-1989
Year Built, start date	1987
Year Built, end date	1989
South Industrial II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	South Industrial II
Number of Buildings	1
Initial Cost to Company, Land	1,235
Initial Cost to Company, Building & Improvements	4,902	[2]
Initial Cost to Company, Total Costs	6,137
Costs Capitalized Subsequent to Acquisition	(806)	[5]
Gross Amount Carried at 12/31/2011, Land	1,235
Gross Amount Carried at 12/31/2011, Building & Improvements	4,096	[2]
Gross Amount Carried at 12/31/2011, Total Costs	5,331	[3],[4]
Accumulated Depreciation	(1,722)	[4]
Acquisition Date	10/01/04
Year Built	1990
West Southern Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	West Southern Industrial
Number of Buildings	1
Initial Cost to Company, Land	555
Initial Cost to Company, Building & Improvements	3,376	[2]
Initial Cost to Company, Total Costs	3,931
Costs Capitalized Subsequent to Acquisition	(383)	[5]
Gross Amount Carried at 12/31/2011, Land	555
Gross Amount Carried at 12/31/2011, Building & Improvements	2,993	[2]
Gross Amount Carried at 12/31/2011, Total Costs	3,548	[3],[4]
Accumulated Depreciation	(649)	[4]
Acquisition Date	10/01/04
Year Built	1984
West Geneva Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	West Geneva Industrial
Number of Buildings	3
Initial Cost to Company, Land	413
Initial Cost to Company, Building & Improvements	2,667	[2]
Initial Cost to Company, Total Costs	3,080
Costs Capitalized Subsequent to Acquisition	341
Gross Amount Carried at 12/31/2011, Land	413
Gross Amount Carried at 12/31/2011, Building & Improvements	3,008	[2]
Gross Amount Carried at 12/31/2011, Total Costs	3,421	[3],[4]
Accumulated Depreciation	(882)	[4]
Acquisition Date	10/01/04
Year Built	1981
West 24th Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	West 24th Industrial
Number of Buildings	2
Initial Cost to Company, Land	870
Initial Cost to Company, Building & Improvements	4,575	[2]
Initial Cost to Company, Total Costs	5,445
Costs Capitalized Subsequent to Acquisition	750
Gross Amount Carried at 12/31/2011, Land	870
Gross Amount Carried at 12/31/2011, Building & Improvements	5,325	[2]
Gross Amount Carried at 12/31/2011, Total Costs	6,195	[3],[4]
Accumulated Depreciation	(1,953)	[4]
Acquisition Date	10/01/04
Year Built	1979-1980
Year Built, start date	1979
Year Built, end date	1980
Sky Harbor Transit Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Sky Harbor Transit Center
Number of Buildings	1
Initial Cost to Company, Land	2,534
Initial Cost to Company, Building & Improvements	7,597	[2]
Initial Cost to Company, Total Costs	10,131
Costs Capitalized Subsequent to Acquisition	(342)	[5]
Gross Amount Carried at 12/31/2011, Land	2,534
Gross Amount Carried at 12/31/2011, Building & Improvements	7,255	[2]
Gross Amount Carried at 12/31/2011, Total Costs	9,789	[3],[4]
Accumulated Depreciation	(2,450)	[4]
Acquisition Date	11/24/04
Year Built	2002
Roosevelt Distribution Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Roosevelt Distribution Center
Number of Buildings	1
Initial Cost to Company, Land	1,154
Initial Cost to Company, Building & Improvements	6,441	[2]
Initial Cost to Company, Total Costs	7,595
Costs Capitalized Subsequent to Acquisition	(19)	[5]
Gross Amount Carried at 12/31/2011, Land	1,154
Gross Amount Carried at 12/31/2011, Building & Improvements	6,422	[2]
Gross Amount Carried at 12/31/2011, Total Costs	7,576	[3],[4]
Accumulated Depreciation	(1,269)	[4]
Acquisition Date	05/19/06
Year Built	1988
North 45th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	North 45th Street
Number of Buildings	1
Initial Cost to Company, Land	3,149
Initial Cost to Company, Building & Improvements	5,051	[2]
Initial Cost to Company, Total Costs	8,200
Costs Capitalized Subsequent to Acquisition	8
Gross Amount Carried at 12/31/2011, Land	3,149
Gross Amount Carried at 12/31/2011, Building & Improvements	5,059	[2]
Gross Amount Carried at 12/31/2011, Total Costs	8,208	[3],[4]
Accumulated Depreciation	(188)	[4]
Acquisition Date	06/30/11
Year Built	2001
Business Park Dr [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Business Park Dr	[6]
Number of Buildings	7	[6]
Initial Cost to Company, Land	3,194	[6]
Initial Cost to Company, Building & Improvements	16,933	[2],[6]
Initial Cost to Company, Total Costs	20,127	[6]
Costs Capitalized Subsequent to Acquisition	3,059	[6]
Gross Amount Carried at 12/31/2011, Land	3,246	[6]
Gross Amount Carried at 12/31/2011, Building & Improvements	19,940	[2],[6]
Gross Amount Carried at 12/31/2011, Total Costs	23,186	[3],[4],[6]
Accumulated Depreciation	(5,277)	[4],[6]
Acquisition Date	12/07/06	[6]
Year Built	1976-1979	[6]
Year Built, start date	1976
Year Built, end date	1979
Rittiman Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Rittiman Plaza
Number of Buildings	3
Initial Cost to Company, Land	1,930
Initial Cost to Company, Building & Improvements	9,996	[2]
Initial Cost to Company, Total Costs	11,926
Costs Capitalized Subsequent to Acquisition	295
Gross Amount Carried at 12/31/2011, Land	1,930
Gross Amount Carried at 12/31/2011, Building & Improvements	10,291	[2]
Gross Amount Carried at 12/31/2011, Total Costs	12,221	[3],[4]
Accumulated Depreciation	(2,420)	[4]
Acquisition Date	12/07/06
Year Built	1977
Tejesco [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Tejesco
Number of Buildings	3
Initial Cost to Company, Land	1,225
Initial Cost to Company, Building & Improvements	6,669	[2]
Initial Cost to Company, Total Costs	7,894
Costs Capitalized Subsequent to Acquisition	1,551
Gross Amount Carried at 12/31/2011, Land	1,259
Gross Amount Carried at 12/31/2011, Building & Improvements	8,186	[2]
Gross Amount Carried at 12/31/2011, Total Costs	9,445	[3],[4]
Accumulated Depreciation	(1,891)	[4]
Acquisition Date	12/07/06
Year Built	1977-1980
Year Built, start date	1977
Year Built, end date	1980
Industry Drive North [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Industry Drive North
Number of Buildings	2
Encumbrances	9,290	[1]
Initial Cost to Company, Land	5,753
Initial Cost to Company, Building & Improvements	16,039	[2]
Initial Cost to Company, Total Costs	21,792
Costs Capitalized Subsequent to Acquisition	111
Gross Amount Carried at 12/31/2011, Land	5,753
Gross Amount Carried at 12/31/2011, Building & Improvements	16,150	[2]
Gross Amount Carried at 12/31/2011, Total Costs	21,903	[3],[4]
Accumulated Depreciation	(4,300)	[4]
Acquisition Date	07/21/05
Year Built	1996
South 228th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	South 228th Street
Number of Buildings	1
Initial Cost to Company, Land	3,025
Initial Cost to Company, Building & Improvements	13,694	[2]
Initial Cost to Company, Total Costs	16,719
Costs Capitalized Subsequent to Acquisition	395
Gross Amount Carried at 12/31/2011, Land	3,025
Gross Amount Carried at 12/31/2011, Building & Improvements	14,089	[2]
Gross Amount Carried at 12/31/2011, Total Costs	17,114	[3],[4]
Accumulated Depreciation	(2,874)	[4]
Acquisition Date	07/21/05
Year Built	1996
64th Avenue South [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	64th Avenue South
Number of Buildings	1
Encumbrances	5,179	[1]
Initial Cost to Company, Land	3,345
Initial Cost to Company, Building & Improvements	9,335	[2]
Initial Cost to Company, Total Costs	12,680
Costs Capitalized Subsequent to Acquisition	202
Gross Amount Carried at 12/31/2011, Land	3,345
Gross Amount Carried at 12/31/2011, Building & Improvements	9,537	[2]
Gross Amount Carried at 12/31/2011, Total Costs	12,882	[3],[4]
Accumulated Depreciation	(1,780)	[4]
Acquisition Date	07/21/05
Year Built	1996
South 192nd Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	South 192nd Street
Number of Buildings	1
Initial Cost to Company, Land	1,286
Initial Cost to Company, Building & Improvements	3,433	[2]
Initial Cost to Company, Total Costs	4,719
Costs Capitalized Subsequent to Acquisition	60
Gross Amount Carried at 12/31/2011, Land	1,286
Gross Amount Carried at 12/31/2011, Building & Improvements	3,493	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,779	[3],[4]
Accumulated Depreciation	(770)	[4]
Acquisition Date	07/21/05
Year Built	1986
Southwest 27th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Southwest 27th Street
Number of Buildings	1
Encumbrances	7,005	[1]
Initial Cost to Company, Land	4,583
Initial Cost to Company, Building & Improvements	8,353	[2]
Initial Cost to Company, Total Costs	12,936
Costs Capitalized Subsequent to Acquisition	27
Gross Amount Carried at 12/31/2011, Land	4,583
Gross Amount Carried at 12/31/2011, Building & Improvements	8,380	[2]
Gross Amount Carried at 12/31/2011, Total Costs	12,963	[3],[4]
Accumulated Depreciation	(3,332)	[4]
Acquisition Date	07/21/05
Year Built	1995
South 212th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	South 212th Street
Number of Buildings	1
Initial Cost to Company, Land	3,095
Initial Cost to Company, Building & Improvements	10,253	[2]
Initial Cost to Company, Total Costs	13,348
Costs Capitalized Subsequent to Acquisition	(385)	[5]
Gross Amount Carried at 12/31/2011, Land	3,095
Gross Amount Carried at 12/31/2011, Building & Improvements	9,868	[2]
Gross Amount Carried at 12/31/2011, Total Costs	12,963	[3],[4]
Accumulated Depreciation	(2,044)	[4]
Acquisition Date	08/01/05
Year Built	1996
13610 52nd St [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	13610 52nd St	[6]
Number of Buildings	1	[6]
Initial Cost to Company, Land	4,018	[6]
Initial Cost to Company, Building & Improvements	9,571	[2],[6]
Initial Cost to Company, Total Costs	13,589	[6]
Gross Amount Carried at 12/31/2011, Land	4,018	[6]
Gross Amount Carried at 12/31/2011, Building & Improvements	9,571	[2],[6]
Gross Amount Carried at 12/31/2011, Total Costs	13,589	[3],[4],[6]
Accumulated Depreciation	(474)	[4],[6]
Acquisition Date	12/01/10	[6]
Year Built	2006	[6]
Southwest 27th Street-Alpak [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Southwest 27th Street-Alpak	[6]
Number of Buildings	1	[6]
Initial Cost to Company, Land	4,313	[6]
Initial Cost to Company, Building & Improvements	4,687	[2],[6]
Initial Cost to Company, Total Costs	9,000	[6]
Gross Amount Carried at 12/31/2011, Land	4,313	[6]
Gross Amount Carried at 12/31/2011, Building & Improvements	4,687	[2],[6]
Gross Amount Carried at 12/31/2011, Total Costs	9,000	[3],[4],[6]
Accumulated Depreciation	(71)	[4],[6]
Acquisition Date	10/14/11	[6]
Year Built	2003	[6]
Rancho Technology Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Rancho Technology Park
Number of Buildings	1
Initial Cost to Company, Land	2,790
Initial Cost to Company, Building & Improvements	7,048	[2]
Initial Cost to Company, Total Costs	9,838
Costs Capitalized Subsequent to Acquisition	(653)	[5]
Gross Amount Carried at 12/31/2011, Land	2,790
Gross Amount Carried at 12/31/2011, Building & Improvements	6,395	[2]
Gross Amount Carried at 12/31/2011, Total Costs	9,185	[3],[4]
Accumulated Depreciation	(1,417)	[4]
Acquisition Date	10/16/03
Year Built	2002
Foothill Business Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Foothill Business Center
Number of Buildings	3
Initial Cost to Company, Land	13,315
Initial Cost to Company, Building & Improvements	9,112	[2]
Initial Cost to Company, Total Costs	22,427
Costs Capitalized Subsequent to Acquisition	(628)	[5]
Gross Amount Carried at 12/31/2011, Land	13,315
Gross Amount Carried at 12/31/2011, Building & Improvements	8,484	[2]
Gross Amount Carried at 12/31/2011, Total Costs	21,799	[3],[4]
Accumulated Depreciation	(2,235)	[4]
Acquisition Date	12/09/04
Year Built	2000
East Slauson Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	East Slauson Avenue
Number of Buildings	3
Encumbrances	9,432	[1]
Initial Cost to Company, Land	5,499
Initial Cost to Company, Building & Improvements	14,775	[2]
Initial Cost to Company, Total Costs	20,274
Costs Capitalized Subsequent to Acquisition	3,098
Gross Amount Carried at 12/31/2011, Land	5,499
Gross Amount Carried at 12/31/2011, Building & Improvements	17,873	[2]
Gross Amount Carried at 12/31/2011, Total Costs	23,372	[3],[4]
Accumulated Depreciation	(5,786)	[4]
Acquisition Date	07/21/05
Year Built	1962-1976
Year Built, start date	1962
Year Built, end date	1976
Airport Circle [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Airport Circle
Number of Buildings	1
Initial Cost to Company, Land	3,098
Initial Cost to Company, Building & Improvements	8,368	[2]
Initial Cost to Company, Total Costs	11,466
Costs Capitalized Subsequent to Acquisition	1,199
Gross Amount Carried at 12/31/2011, Land	3,098
Gross Amount Carried at 12/31/2011, Building & Improvements	9,567	[2]
Gross Amount Carried at 12/31/2011, Total Costs	12,665	[3],[4]
Accumulated Depreciation	(1,978)	[4]
Acquisition Date	07/21/05
Year Built	1992
Cota Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Cota Street
Number of Buildings	1
Initial Cost to Company, Land	2,802
Initial Cost to Company, Building & Improvements	7,624	[2]
Initial Cost to Company, Total Costs	10,426
Costs Capitalized Subsequent to Acquisition	66
Gross Amount Carried at 12/31/2011, Land	2,802
Gross Amount Carried at 12/31/2011, Building & Improvements	7,690	[2]
Gross Amount Carried at 12/31/2011, Total Costs	10,492	[3],[4]
Accumulated Depreciation	(1,822)	[4]
Acquisition Date	07/21/05
Year Built	1987
Twin Oaks Valley Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Twin Oaks Valley Road
Number of Buildings	2
Initial Cost to Company, Land	1,815
Initial Cost to Company, Building & Improvements	7,855	[2]
Initial Cost to Company, Total Costs	9,670
Costs Capitalized Subsequent to Acquisition	(17)	[5]
Gross Amount Carried at 12/31/2011, Land	1,815
Gross Amount Carried at 12/31/2011, Building & Improvements	7,838	[2]
Gross Amount Carried at 12/31/2011, Total Costs	9,653	[3],[4]
Accumulated Depreciation	(1,583)	[4]
Acquisition Date	07/21/05
Year Built	1978-1988
Year Built, start date	1978
Year Built, end date	1988
Meyer Canyon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Meyer Canyon
Number of Buildings	1
Initial Cost to Company, Land	5,314
Initial Cost to Company, Building & Improvements	9,929	[2]
Initial Cost to Company, Total Costs	15,243
Costs Capitalized Subsequent to Acquisition	1,823
Gross Amount Carried at 12/31/2011, Land	5,608
Gross Amount Carried at 12/31/2011, Building & Improvements	11,458	[2]
Gross Amount Carried at 12/31/2011, Total Costs	17,066	[3],[4]
Accumulated Depreciation	(2,091)	[4]
Acquisition Date	06/30/06
Year Built	2001
Mira Loma [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Mira Loma
Number of Buildings	1
Initial Cost to Company, Land	7,919
Initial Cost to Company, Building & Improvements	6,668	[2]
Initial Cost to Company, Total Costs	14,587
Gross Amount Carried at 12/31/2011, Land	7,919
Gross Amount Carried at 12/31/2011, Building & Improvements	6,669	[2]
Gross Amount Carried at 12/31/2011, Total Costs	14,588	[3],[4]
Accumulated Depreciation	(711)	[4]
Acquisition Date	12/23/08
Year Built	1997
Sycamore Canyon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Sycamore Canyon	[6]
Number of Buildings	2	[6]
Initial Cost to Company, Land	6,356	[6]
Initial Cost to Company, Building & Improvements	36,088	[2],[6]
Initial Cost to Company, Total Costs	42,444	[6]
Costs Capitalized Subsequent to Acquisition	1,346	[6]
Gross Amount Carried at 12/31/2011, Land	6,356	[6]
Gross Amount Carried at 12/31/2011, Building & Improvements	37,435	[2],[6]
Gross Amount Carried at 12/31/2011, Total Costs	43,791	[3],[4],[6]
Accumulated Depreciation	(3,985)	[4],[6]
Acquisition Date	09/09/09	[6]
Year Built	2007	[6]
Colombard Ct [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Colombard Ct
Number of Buildings	1
Encumbrances	2,030	[1]
Initial Cost to Company, Land	1,264
Initial Cost to Company, Building & Improvements	3,237	[2]
Initial Cost to Company, Total Costs	4,501
Costs Capitalized Subsequent to Acquisition	(1)	[5]
Gross Amount Carried at 12/31/2011, Land	1,264
Gross Amount Carried at 12/31/2011, Building & Improvements	3,236	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,500	[3],[4]
Accumulated Depreciation	(455)	[4]
Acquisition Date	07/29/10
Year Built	1990
E Airport Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	E Airport Drive
Number of Buildings	1
Initial Cost to Company, Land	905
Initial Cost to Company, Building & Improvements	2,744	[2]
Initial Cost to Company, Total Costs	3,649
Gross Amount Carried at 12/31/2011, Land	905
Gross Amount Carried at 12/31/2011, Building & Improvements	2,744	[2]
Gross Amount Carried at 12/31/2011, Total Costs	3,649	[3],[4]
Accumulated Depreciation	(261)	[4]
Acquisition Date	12/23/10
Year Built	1990
Truck Courts [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Truck Courts	[6]
Number of Buildings	3	[6]
Initial Cost to Company, Land	26,392	[6]
Initial Cost to Company, Building & Improvements	17,267	[2],[6]
Initial Cost to Company, Total Costs	43,659	[6]
Gross Amount Carried at 12/31/2011, Land	26,392	[6]
Gross Amount Carried at 12/31/2011, Building & Improvements	17,267	[2],[6]
Gross Amount Carried at 12/31/2011, Total Costs	43,659	[3],[4],[6]
Accumulated Depreciation	(846)	[4],[6]
Acquisition Date	12/29/10	[6]
Year Built	1971-1988	[6]
Year Built, start date	1971
Year Built, end date	1988
Haven A [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Haven A
Number of Buildings	1
Encumbrances	8,845	[1]
Initial Cost to Company, Land	5,783
Initial Cost to Company, Building & Improvements	19,578	[2]
Initial Cost to Company, Total Costs	25,361
Costs Capitalized Subsequent to Acquisition	2
Gross Amount Carried at 12/31/2011, Land	5,783
Gross Amount Carried at 12/31/2011, Building & Improvements	19,580	[2]
Gross Amount Carried at 12/31/2011, Total Costs	25,363	[3],[4]
Accumulated Depreciation	(2,116)	[4]
Acquisition Date	12/31/10
Year Built	2001
Haven G [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Haven G
Number of Buildings	1
Initial Cost to Company, Land	479
Initial Cost to Company, Building & Improvements	1,131	[2]
Initial Cost to Company, Total Costs	1,610
Costs Capitalized Subsequent to Acquisition	3
Gross Amount Carried at 12/31/2011, Land	479
Gross Amount Carried at 12/31/2011, Building & Improvements	1,134	[2]
Gross Amount Carried at 12/31/2011, Total Costs	1,613	[3],[4]
Accumulated Depreciation	(115)	[4]
Acquisition Date	12/31/10
Year Built	2003
6th And Rochester [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	6th and Rochester
Number of Buildings	1
Encumbrances	3,630	[1]
Initial Cost to Company, Land	3,111
Initial Cost to Company, Building & Improvements	6,428	[2]
Initial Cost to Company, Total Costs	9,539
Costs Capitalized Subsequent to Acquisition	(328)	[5]
Gross Amount Carried at 12/31/2011, Land	3,088
Gross Amount Carried at 12/31/2011, Building & Improvements	6,123	[2]
Gross Amount Carried at 12/31/2011, Total Costs	9,211	[3],[4]
Accumulated Depreciation	(452)	[4]
Acquisition Date	01/04/11
Year Built	2001
Palmyrita [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Palmyrita
Number of Buildings	2
Initial Cost to Company, Land	3,355
Initial Cost to Company, Building & Improvements	8,665	[2]
Initial Cost to Company, Total Costs	12,020
Costs Capitalized Subsequent to Acquisition	33
Gross Amount Carried at 12/31/2011, Land	3,355
Gross Amount Carried at 12/31/2011, Building & Improvements	8,698	[2]
Gross Amount Carried at 12/31/2011, Total Costs	12,053	[3],[4]
Accumulated Depreciation	(949)	[4]
Acquisition Date	01/11/11
Year Built	2006
Central Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Central Avenue
Number of Buildings	1
Initial Cost to Company, Land	3,898
Initial Cost to Company, Building & Improvements	4,642	[2]
Initial Cost to Company, Total Costs	8,540
Costs Capitalized Subsequent to Acquisition	1,650
Gross Amount Carried at 12/31/2011, Land	3,898
Gross Amount Carried at 12/31/2011, Building & Improvements	6,292	[2]
Gross Amount Carried at 12/31/2011, Total Costs	10,190	[3],[4]
Accumulated Depreciation	(161)	[4]
Acquisition Date	01/27/11
Year Built	2011
Byron Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Byron Road
Number of Buildings	1
Initial Cost to Company, Land	2,042
Initial Cost to Company, Building & Improvements	2,715	[2]
Initial Cost to Company, Total Costs	4,757
Costs Capitalized Subsequent to Acquisition	754
Gross Amount Carried at 12/31/2011, Land	2,042
Gross Amount Carried at 12/31/2011, Building & Improvements	3,469	[2]
Gross Amount Carried at 12/31/2011, Total Costs	5,511	[3],[4]
Accumulated Depreciation	(210)	[4]
Acquisition Date	04/15/11
Year Built	1972
Desoto Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Desoto Place
Number of Buildings	1
Encumbrances	3,407	[1]
Initial Cost to Company, Land	2,255
Initial Cost to Company, Building & Improvements	4,339	[2]
Initial Cost to Company, Total Costs	6,594
Costs Capitalized Subsequent to Acquisition	3
Gross Amount Carried at 12/31/2011, Land	2,255
Gross Amount Carried at 12/31/2011, Building & Improvements	4,342	[2]
Gross Amount Carried at 12/31/2011, Total Costs	6,597	[3],[4]
Accumulated Depreciation	(194)	[4]
Acquisition Date	07/01/11
Year Built	1982
Consolidated Operating Properties [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	SUB TOTAL CONSOLIDATED OPERATING PROPERTIES
Number of Buildings	408
Encumbrances	311,281	[1]
Initial Cost to Company, Land	598,621
Initial Cost to Company, Building & Improvements	2,375,525	[2]
Initial Cost to Company, Total Costs	2,974,146
Costs Capitalized Subsequent to Acquisition	126,024
Gross Amount Carried at 12/31/2011, Land	603,340
Gross Amount Carried at 12/31/2011, Building & Improvements	2,496,832	[2]
Gross Amount Carried at 12/31/2011, Total Costs	3,100,172	[3],[4]
Accumulated Depreciation	(589,127)	[4]
South Lombard Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	South Lombard Road (9)
Number of Buildings	1
Gross Amount Carried at 12/31/2011, Land	1,216
Gross Amount Carried at 12/31/2011, Building & Improvements	3,068	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,284	[3],[4]
Accumulated Depreciation	(187)	[4]
Properties Under Redevelopment [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Properties under redevelopment
Number of Buildings	1
Gross Amount Carried at 12/31/2011, Land	1,216
Gross Amount Carried at 12/31/2011, Building & Improvements	3,068	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,284	[3],[4]
Accumulated Depreciation	(187)	[4]
Proterra [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Proterra
Gross Amount Carried at 12/31/2011, Building & Improvements	38	[2]
Gross Amount Carried at 12/31/2011, Total Costs	38	[3],[4]
Properties Under Development [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Properties under development
Gross Amount Carried at 12/31/2011, Land	2,694
Gross Amount Carried at 12/31/2011, Building & Improvements	6,869	[2]
Gross Amount Carried at 12/31/2011, Total Costs	9,563	[3],[4]
DCT Port Union Building 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	DCT Port Union Building 1
Gross Amount Carried at 12/31/2011, Land	1,965
Gross Amount Carried at 12/31/2011, Building & Improvements	1,532	[2]
Gross Amount Carried at 12/31/2011, Total Costs	3,497	[3],[4]
DCT Port Union Building 3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	DCT Port Union Building 3
Gross Amount Carried at 12/31/2011, Land	1,310
Gross Amount Carried at 12/31/2011, Building & Improvements	2,068	[2]
Gross Amount Carried at 12/31/2011, Total Costs	3,378	[3],[4]
8th & Vineyard Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	8th & Vineyard Land
Gross Amount Carried at 12/31/2011, Land	4,719
Gross Amount Carried at 12/31/2011, Building & Improvements	798	[2]
Gross Amount Carried at 12/31/2011, Total Costs	5,517	[3],[4]
Pan America Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Pan America Land
Gross Amount Carried at 12/31/2011, Land	3,211
Gross Amount Carried at 12/31/2011, Building & Improvements	445	[2]
Gross Amount Carried at 12/31/2011, Total Costs	3,656	[3],[4]
Pan America Land Phase II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Pan America Land Phase II
Gross Amount Carried at 12/31/2011, Land	3,269
Gross Amount Carried at 12/31/2011, Building & Improvements	102	[2]
Gross Amount Carried at 12/31/2011, Total Costs	3,371	[3],[4]
Slover Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Slover Land
Gross Amount Carried at 12/31/2011, Land	13,789
Gross Amount Carried at 12/31/2011, Building & Improvements	570	[2]
Gross Amount Carried at 12/31/2011, Total Costs	14,359	[3],[4]
Dulles Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Dulles Land
Gross Amount Carried at 12/31/2011, Land	2,355
Gross Amount Carried at 12/31/2011, Total Costs	2,355	[3],[4]
ADC North Phase II Development [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	ADC North Phase II Development
Gross Amount Carried at 12/31/2011, Land	1,273
Gross Amount Carried at 12/31/2011, Building & Improvements	1,169	[2]
Gross Amount Carried at 12/31/2011, Total Costs	2,442	[3],[4]
Stonefield Industrial Park-Lnd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Stonefield Industrial Park-Lnd
Gross Amount Carried at 12/31/2011, Land	4,959
Gross Amount Carried at 12/31/2011, Building & Improvements	3	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,962	[3],[4]
Boone Industrial Park -Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Boone Industrial Park -Land
Gross Amount Carried at 12/31/2011, Land	861
Gross Amount Carried at 12/31/2011, Building & Improvements	13	[2]
Gross Amount Carried at 12/31/2011, Total Costs	874	[3],[4]
Airtex Lnad [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Airtex lnad
Gross Amount Carried at 12/31/2011, Land	2,591
Gross Amount Carried at 12/31/2011, Building & Improvements	42	[2]
Gross Amount Carried at 12/31/2011, Total Costs	2,633	[3],[4]
Properties In Pre-Development Including Land Held [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Properties in pre-development including land held
Gross Amount Carried at 12/31/2011, Land	40,302
Gross Amount Carried at 12/31/2011, Building & Improvements	6,742	[2]
Gross Amount Carried at 12/31/2011, Total Costs	47,044	[3],[4]
Atlanta Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL ATLANTA MARKET
Number of Buildings	52
Encumbrances	23,312	[1]
Initial Cost to Company, Land	42,427
Initial Cost to Company, Building & Improvements	246,971	[2]
Initial Cost to Company, Total Costs	289,398
Costs Capitalized Subsequent to Acquisition	20,663
Gross Amount Carried at 12/31/2011, Land	43,027
Gross Amount Carried at 12/31/2011, Building & Improvements	267,034	[2]
Gross Amount Carried at 12/31/2011, Total Costs	310,061	[3],[4]
Accumulated Depreciation	(68,814)	[4]
Baltimore/Washington Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL BALTIMORE/WASHINGTON MARKET
Number of Buildings	17
Encumbrances	34,122	[1]
Initial Cost to Company, Land	28,254
Initial Cost to Company, Building & Improvements	105,054	[2]
Initial Cost to Company, Total Costs	133,308
Costs Capitalized Subsequent to Acquisition	5,508
Gross Amount Carried at 12/31/2011, Land	28,191
Gross Amount Carried at 12/31/2011, Building & Improvements	110,625	[2]
Gross Amount Carried at 12/31/2011, Total Costs	138,816	[3],[4]
Accumulated Depreciation	(20,776)	[4]
Central Pennsylvania Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL CENTRAL PENNSYLVANIA MARKET
Number of Buildings	8
Encumbrances	7,058	[1]
Initial Cost to Company, Land	17,276
Initial Cost to Company, Building & Improvements	57,264	[2]
Initial Cost to Company, Total Costs	74,540
Costs Capitalized Subsequent to Acquisition	615
Gross Amount Carried at 12/31/2011, Land	17,276
Gross Amount Carried at 12/31/2011, Building & Improvements	57,879	[2]
Gross Amount Carried at 12/31/2011, Total Costs	75,155	[3],[4]
Accumulated Depreciation	(14,079)	[4]
Charlotte Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL CHARLOTTE MARKET
Number of Buildings	1
Initial Cost to Company, Land	622
Initial Cost to Company, Building & Improvements	3,655	[2]
Initial Cost to Company, Total Costs	4,277
Costs Capitalized Subsequent to Acquisition	(169)	[5]
Gross Amount Carried at 12/31/2011, Land	622
Gross Amount Carried at 12/31/2011, Building & Improvements	3,486	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,108	[3],[4]
Accumulated Depreciation	(918)	[4]
Chicago Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL CHICAGO MARKET
Number of Buildings	19
Encumbrances	17,087	[1]
Initial Cost to Company, Land	38,955
Initial Cost to Company, Building & Improvements	139,435	[2]
Initial Cost to Company, Total Costs	178,390
Costs Capitalized Subsequent to Acquisition	16,773
Gross Amount Carried at 12/31/2011, Land	38,931
Gross Amount Carried at 12/31/2011, Building & Improvements	156,232	[2]
Gross Amount Carried at 12/31/2011, Total Costs	195,163	[3],[4]
Accumulated Depreciation	(43,571)	[4]
Cincinnati Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL CINCINNATI MARKET
Number of Buildings	32
Encumbrances	17,199	[1]
Initial Cost to Company, Land	28,114
Initial Cost to Company, Building & Improvements	153,790	[2]
Initial Cost to Company, Total Costs	181,904
Costs Capitalized Subsequent to Acquisition	10,967
Gross Amount Carried at 12/31/2011, Land	27,991
Gross Amount Carried at 12/31/2011, Building & Improvements	164,880	[2]
Gross Amount Carried at 12/31/2011, Total Costs	192,871	[3],[4]
Accumulated Depreciation	(42,788)	[4]
Columbus Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL COLUMBUS MARKET
Number of Buildings	14
Encumbrances	19,924	[1]
Initial Cost to Company, Land	17,071
Initial Cost to Company, Building & Improvements	159,530	[2]
Initial Cost to Company, Total Costs	176,601
Costs Capitalized Subsequent to Acquisition	673
Gross Amount Carried at 12/31/2011, Land	17,536
Gross Amount Carried at 12/31/2011, Building & Improvements	159,738	[2]
Gross Amount Carried at 12/31/2011, Total Costs	177,274	[3],[4]
Accumulated Depreciation	(36,157)	[4]
Dallas Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL DALLAS MARKET
Number of Buildings	46
Encumbrances	13,134	[1]
Initial Cost to Company, Land	19,173
Initial Cost to Company, Building & Improvements	192,326	[2]
Initial Cost to Company, Total Costs	211,499
Costs Capitalized Subsequent to Acquisition	7,803
Gross Amount Carried at 12/31/2011, Land	20,135
Gross Amount Carried at 12/31/2011, Building & Improvements	199,167	[2]
Gross Amount Carried at 12/31/2011, Total Costs	219,302	[3],[4]
Accumulated Depreciation	(59,224)	[4]
Denver Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL DENVER MARKET
Number of Buildings	2
Encumbrances	4,633	[1]
Initial Cost to Company, Land	3,243
Initial Cost to Company, Building & Improvements	12,387	[2]
Initial Cost to Company, Total Costs	15,630
Costs Capitalized Subsequent to Acquisition	(735)	[5]
Gross Amount Carried at 12/31/2011, Land	3,243
Gross Amount Carried at 12/31/2011, Building & Improvements	11,652	[2]
Gross Amount Carried at 12/31/2011, Total Costs	14,895	[3],[4]
Accumulated Depreciation	(2,037)	[4]
Houston Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL HOUSTON MARKET
Number of Buildings	49
Encumbrances	13,899	[1]
Initial Cost to Company, Land	26,720
Initial Cost to Company, Building & Improvements	190,862	[2]
Initial Cost to Company, Total Costs	217,582
Costs Capitalized Subsequent to Acquisition	9,886
Gross Amount Carried at 12/31/2011, Land	26,668
Gross Amount Carried at 12/31/2011, Building & Improvements	200,800	[2]
Gross Amount Carried at 12/31/2011, Total Costs	227,468	[3],[4]
Accumulated Depreciation	(51,923)	[4]
Indianapolis Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL INDIANAPOLIS MARKET
Number of Buildings	7
Initial Cost to Company, Land	8,693
Initial Cost to Company, Building & Improvements	61,825	[2]
Initial Cost to Company, Total Costs	70,518
Costs Capitalized Subsequent to Acquisition	4,318
Gross Amount Carried at 12/31/2011, Land	8,693
Gross Amount Carried at 12/31/2011, Building & Improvements	66,143	[2]
Gross Amount Carried at 12/31/2011, Total Costs	74,836	[3],[4]
Accumulated Depreciation	(17,461)	[4]
Louisville Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL LOUISVILLE MARKET
Number of Buildings	4
Encumbrances	9,917	[1]
Initial Cost to Company, Land	6,999
Initial Cost to Company, Building & Improvements	46,677	[2]
Initial Cost to Company, Total Costs	53,676
Costs Capitalized Subsequent to Acquisition	(2,243)	[5]
Gross Amount Carried at 12/31/2011, Land	6,999
Gross Amount Carried at 12/31/2011, Building & Improvements	44,434	[2]
Gross Amount Carried at 12/31/2011, Total Costs	51,433	[3],[4]
Accumulated Depreciation	(10,144)	[4]
Memphis Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL MEMPHIS MARKET
Number of Buildings	11
Encumbrances	33,133	[1]
Initial Cost to Company, Land	23,053
Initial Cost to Company, Building & Improvements	163,456	[2]
Initial Cost to Company, Total Costs	186,509
Costs Capitalized Subsequent to Acquisition	5,688
Gross Amount Carried at 12/31/2011, Land	24,722
Gross Amount Carried at 12/31/2011, Building & Improvements	167,475	[2]
Gross Amount Carried at 12/31/2011, Total Costs	192,197	[3],[4]
Accumulated Depreciation	(44,253)	[4]
Mexico Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL MEXICO MARKET
Number of Buildings	15
Initial Cost to Company, Land	15,978
Initial Cost to Company, Building & Improvements	52,878	[2]
Initial Cost to Company, Total Costs	68,856
Costs Capitalized Subsequent to Acquisition	12,672
Gross Amount Carried at 12/31/2011, Land	17,016
Gross Amount Carried at 12/31/2011, Building & Improvements	64,512	[2]
Gross Amount Carried at 12/31/2011, Total Costs	81,528	[3],[4]
Accumulated Depreciation	(8,198)	[4]
Miami Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL MIAMI MARKET
Number of Buildings	6
Encumbrances	3,928	[1]
Initial Cost to Company, Land	24,010
Initial Cost to Company, Building & Improvements	41,813	[2]
Initial Cost to Company, Total Costs	65,823
Costs Capitalized Subsequent to Acquisition	11,004
Gross Amount Carried at 12/31/2011, Land	24,010
Gross Amount Carried at 12/31/2011, Building & Improvements	52,817	[2]
Gross Amount Carried at 12/31/2011, Total Costs	76,827	[3],[4]
Accumulated Depreciation	(12,444)	[4]
Nashville Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL NASHVILLE MARKET
Number of Buildings	4
Encumbrances	11,641	[1]
Initial Cost to Company, Land	6,778
Initial Cost to Company, Building & Improvements	61,591	[2]
Initial Cost to Company, Total Costs	68,369
Costs Capitalized Subsequent to Acquisition	(278)	[5]
Gross Amount Carried at 12/31/2011, Land	6,856
Gross Amount Carried at 12/31/2011, Building & Improvements	61,235	[2]
Gross Amount Carried at 12/31/2011, Total Costs	68,091	[3],[4]
Accumulated Depreciation	(13,693)	[4]
New Jersey Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL NEW JERSEY MARKET
Number of Buildings	12
Encumbrances	4,981	[1]
Initial Cost to Company, Land	31,347
Initial Cost to Company, Building & Improvements	82,725	[2]
Initial Cost to Company, Total Costs	114,072
Costs Capitalized Subsequent to Acquisition	3,063
Gross Amount Carried at 12/31/2011, Land	31,347
Gross Amount Carried at 12/31/2011, Building & Improvements	85,788	[2]
Gross Amount Carried at 12/31/2011, Total Costs	117,135	[3],[4]
Accumulated Depreciation	(18,954)	[4]
Northern California Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL NORTHERN CALIFORNIA MARKET
Number of Buildings	25
Encumbrances	30,128	[1]
Initial Cost to Company, Land	84,104
Initial Cost to Company, Building & Improvements	159,824	[2]
Initial Cost to Company, Total Costs	243,928
Costs Capitalized Subsequent to Acquisition	1,794
Gross Amount Carried at 12/31/2011, Land	83,963
Gross Amount Carried at 12/31/2011, Building & Improvements	161,759	[2]
Gross Amount Carried at 12/31/2011, Total Costs	245,722	[3],[4]
Accumulated Depreciation	(36,954)	[4]
Orlando Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL ORLANDO MARKET
Number of Buildings	20
Encumbrances	9,192	[1]
Initial Cost to Company, Land	24,293
Initial Cost to Company, Building & Improvements	91,658	[2]
Initial Cost to Company, Total Costs	115,951
Costs Capitalized Subsequent to Acquisition	2,995
Gross Amount Carried at 12/31/2011, Land	24,293
Gross Amount Carried at 12/31/2011, Building & Improvements	94,653	[2]
Gross Amount Carried at 12/31/2011, Total Costs	118,946	[3],[4]
Accumulated Depreciation	(14,384)	[4]
Phoenix Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL PHOENIX MARKET
Number of Buildings	14
Encumbrances	9,175	[1]
Initial Cost to Company, Land	17,352
Initial Cost to Company, Building & Improvements	64,628	[2]
Initial Cost to Company, Total Costs	81,980
Costs Capitalized Subsequent to Acquisition	1,362
Gross Amount Carried at 12/31/2011, Land	17,305
Gross Amount Carried at 12/31/2011, Building & Improvements	66,037	[2]
Gross Amount Carried at 12/31/2011, Total Costs	83,342	[3],[4]
Accumulated Depreciation	(19,755)	[4]
San Antonio Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL SAN ANTONIO MARKET
Number of Buildings	13
Initial Cost to Company, Land	6,349
Initial Cost to Company, Building & Improvements	33,598	[2]
Initial Cost to Company, Total Costs	39,947
Costs Capitalized Subsequent to Acquisition	4,905
Gross Amount Carried at 12/31/2011, Land	6,435
Gross Amount Carried at 12/31/2011, Building & Improvements	38,417	[2]
Gross Amount Carried at 12/31/2011, Total Costs	44,852	[3],[4]
Accumulated Depreciation	(9,588)	[4]
Seattle Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL SEATTLE MARKET
Number of Buildings	9
Encumbrances	21,474	[1]
Initial Cost to Company, Land	29,418
Initial Cost to Company, Building & Improvements	75,365	[2]
Initial Cost to Company, Total Costs	104,783
Costs Capitalized Subsequent to Acquisition	410
Gross Amount Carried at 12/31/2011, Land	29,418
Gross Amount Carried at 12/31/2011, Building & Improvements	75,775	[2]
Gross Amount Carried at 12/31/2011, Total Costs	105,193	[3],[4]
Accumulated Depreciation	(15,645)	[4]
Southern California Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL SOUTHERN CALIFORNIA MARKET
Number of Buildings	28
Encumbrances	27,344	[1]
Initial Cost to Company, Land	98,392
Initial Cost to Company, Building & Improvements	178,213	[2]
Initial Cost to Company, Total Costs	276,605
Costs Capitalized Subsequent to Acquisition	8,350
Gross Amount Carried at 12/31/2011, Land	98,663
Gross Amount Carried at 12/31/2011, Building & Improvements	186,294	[2]
Gross Amount Carried at 12/31/2011, Total Costs	284,957	[3],[4]
Accumulated Depreciation	$ (27,367)	[4]

[1]	Reconciliation of total debt to consolidated balance sheet caption as of December 31, 2011: Total per Schedule III $ 311,281 Unencumbered Mortgage Notes 3,911 Premiums, net of amortization 2,591 Total mortgage notes $ 317,783
[2]	Included in Building & Improvements are intangible lease assets.
[3]	As of December 31, 2011, the aggregate cost for federal income tax purposes of investments in real estate was approximately $2.9 billion.
[4]	A summary of activity for real estate and accumulated depreciation for the year ended December 31, 2011 is as follows: Investments in properties: Balance at beginning of year $ 3,037,436 Acquisition of properties 226,035 Improvements, including development properties 67,941 Divestiture of properties (119,889) Improvements, Intangibles, Tenant Leasing Costs write offs (42,149) Impairments (8,207) Other adjustments (104) Balance at end of year $ 3,161,063 Accumulated depreciation: Balance at beginning of year $ (528,705) Depreciation and amortization expense, including discontinued operations (128,660) Divestiture of properties 25,902 Improvements, Intangibles, Tenant Leasing Costs write offs 42,149 Balance at end of year $ (589,314)
[5]	Generally these reductions in basis include one or more of the following: i) payments received under master lease agreements and pursuant to GAAP, rental and expense recovery payments under master lease agreements are reflected as a reduction of the basis of the underlying property rather than revenues; ii) writeoffs of fixed asset balances due to early lease terminations by contracted customers; iii) writeoffs of fully amortized lease related intangible assets and improvements; iv) writeoffs of fully amortized tenant leasing costs; and v) other miscellaneous basis adjustments.
[6]	Occasionally our leases contain certain provisions giving the tenant rights to purchase the property, which can take the form of a fixed price purchase option, a fair market value option, a right of first refusal option or a right of first offer option. These buildings, or a building included in the business park are subject to such an agreement.